Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Total Market Index Portfolio

March 31, 2019

VTMI-QTLY-0519
1.9887334.100

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
COMMUNICATION SERVICES - 9.0%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	27,812	$872,184
Atn International, Inc.	44	2,481
Bandwidth, Inc. (a)	22	1,473
CenturyLink, Inc.	3,655	43,823
Cincinnati Bell, Inc. (a)	220	2,099
Cogent Communications Group, Inc.	157	8,517
Consolidated Communications Holdings, Inc. (b)	284	3,098
Frontier Communications Corp. (a)	471	937
Globalstar, Inc. (a)	3,059	1,315
Intelsat SA (a)	243	3,805
Iridium Communications, Inc. (a)	375	9,915
ORBCOMM, Inc. (a)	288	1,953
Pareteum Corp. (a)	313	1,424
PDVWireless, Inc. (a)	34	1,195
Verizon Communications, Inc.	15,786	933,426
Vonage Holdings Corp. (a)	836	8,393
WideOpenWest, Inc. (a)	125	1,138
Zayo Group Holdings, Inc. (a)	784	22,281
		1,919,457
Entertainment - 1.5%
Activision Blizzard, Inc.	2,911	132,538
AMC Entertainment Holdings, Inc. Class A	209	3,104
Cinemark Holdings, Inc.	395	15,796
Electronic Arts, Inc. (a)	1,153	117,179
Glu Mobile, Inc. (a)	392	4,288
Lions Gate Entertainment Corp.:
Class A	331	5,177
Class B	270	4,077
Live Nation Entertainment, Inc. (a)	531	33,740
Marcus Corp.	70	2,804
Netflix, Inc. (a)	1,666	594,029
Rosetta Stone, Inc. (a)	78	1,704
Take-Two Interactive Software, Inc. (a)	436	41,145
The Madison Square Garden Co. (a)	65	19,053
The Walt Disney Co.	5,684	631,095
Viacom, Inc.:
Class A	85	2,758
Class B (non-vtg.)	1,295	36,351
World Wrestling Entertainment, Inc. Class A	164	14,232
Zynga, Inc. (a)	3,125	16,656
		1,675,726
Interactive Media & Services - 4.1%
Alphabet, Inc.:
Class A (a)	1,134	1,334,593
Class C (a)	1,183	1,388,026
ANGI Homeservices, Inc. Class A (a)	222	3,428
Care.com, Inc. (a)	93	1,838
CarGurus, Inc. Class A (a)	119	4,767
Facebook, Inc. Class A (a)	9,179	1,530,048
IAC/InterActiveCorp (a)	299	62,823
Liberty TripAdvisor Holdings, Inc. (a)	259	3,675
Match Group, Inc.	207	11,718
MeetMe, Inc. (a)	275	1,383
QuinStreet, Inc. (a)	141	1,888
Snap, Inc. Class A (a)	2,667	29,390
TripAdvisor, Inc. (a)	400	20,580
TrueCar, Inc. (a)	302	2,005
Twitter, Inc. (a)	2,762	90,815
Yelp, Inc. (a)	292	10,074
Zillow Group, Inc.:
Class A (a)	211	7,216
Class C (a)	424	14,730
		4,518,997
Media - 1.5%
Altice U.S.A., Inc. Class A	475	10,203
AMC Networks, Inc. Class A (a)	170	9,649
Cable One, Inc.	20	19,628
CBS Corp. Class B	1,290	61,314
Charter Communications, Inc. Class A (a)	674	233,817
Comcast Corp. Class A	17,342	693,333
comScore, Inc. (a)	171	3,463
Discovery Communications, Inc.:
Class A (a)	658	17,779
Class C (non-vtg.) (a)	1,323	33,631
DISH Network Corp. Class A (a)	887	28,109
E.W. Scripps Co. Class A	197	4,137
Emerald Expositions Events, Inc.	117	1,486
Entercom Communications Corp. Class A	493	2,588
Entravision Communication Corp. Class A	238	771
Fluent, Inc. (a)	238	1,338
Fox Corp.:
Class A (a)	1,344	49,338
Class B (a)	634	22,748
Gannett Co., Inc.	449	4,732
GCI Liberty, Inc. (a)	380	21,132
Gray Television, Inc. (a)	291	6,216
Interpublic Group of Companies, Inc.	1,484	31,179
John Wiley & Sons, Inc. Class A	173	7,650
Liberty Broadband Corp.:
Class A (a)	147	13,471
Class C (a)	537	49,264
Liberty Global PLC:
Class A (a)	844	21,032
Class C (a)	2,219	53,722
Liberty Latin America Ltd.:
Class A (a)	178	3,443
Class C (a)	441	8,577
Liberty Media Corp.:
Liberty Braves Class A (a)	94	2,626
Liberty Braves Class C (a)	29	805
Liberty Formula One Group Series C (a)	835	29,267
Liberty Media Class A (a)	47	1,600
Liberty SiriusXM Series A (a)	333	12,714
Liberty SiriusXM Series C (a)	608	23,250
Loral Space & Communications Ltd. (a)	39	1,406
Meredith Corp.	152	8,400
MSG Network, Inc. Class A (a)	233	5,068
National CineMedia, Inc.	252	1,777
New Media Investment Group, Inc.	227	2,384
News Corp.:
Class A	1,301	16,184
Class B	691	8,631
Nexstar Broadcasting Group, Inc. Class A	172	18,640
Omnicom Group, Inc.	860	62,771
Scholastic Corp.	108	4,294
Sinclair Broadcast Group, Inc. Class A	260	10,005
Sirius XM Holdings, Inc.	4,990	28,293
TechTarget, Inc. (a)	81	1,318
Tegna, Inc.	798	11,252
The New York Times Co. Class A	531	17,443
Tribune Media Co. Class A	303	13,980
tronc, Inc. (a)	60	707
		1,696,565
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	151	3,515
Gogo, Inc. (a)	151	678
NII Holdings, Inc. (a)	363	711
Shenandoah Telecommunications Co.	174	7,719
Spok Holdings, Inc.	71	967
T-Mobile U.S., Inc. (a)	1,197	82,713
Telephone & Data Systems, Inc.	362	11,124
U.S. Cellular Corp. (a)	49	2,250
		109,677

TOTAL COMMUNICATION SERVICES		9,920,422

CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.3%
Adient PLC	331	4,290
American Axle & Manufacturing Holdings, Inc. (a)	411	5,881
Aptiv PLC	1,012	80,444
Autoliv, Inc.	342	25,147
BorgWarner, Inc.	781	29,998
Cooper Tire & Rubber Co.	181	5,410
Cooper-Standard Holding, Inc. (a)	59	2,771
Dana Holding Corp.	554	9,828
Delphi Technologies PLC	353	6,799
Dorman Products, Inc. (a)	112	9,866
Fox Factory Holding Corp. (a)	142	9,924
Garrett Motion, Inc. (a)	293	4,316
Gentex Corp.	977	20,204
Gentherm, Inc. (a)	128	4,718
Hertz Global Holdings, Inc. (a)	201	3,491
LCI Industries	97	7,452
Lear Corp.	248	33,656
Modine Manufacturing Co. (a)	194	2,691
Motorcar Parts of America, Inc. (a)	67	1,264
Standard Motor Products, Inc.	73	3,584
Stoneridge, Inc. (a)	99	2,857
Superior Industries International, Inc.	55	262
Tenneco, Inc.	178	3,944
The Goodyear Tire & Rubber Co.	914	16,589
Tower International, Inc.	72	1,514
Veoneer, Inc. (a)(b)	326	7,456
Visteon Corp. (a)	110	7,409
		311,765
Automobiles - 0.5%
Ford Motor Co.	14,931	131,094
General Motors Co.	5,026	186,465
Harley-Davidson, Inc.	637	22,715
REV Group, Inc.	142	1,555
Tesla, Inc. (a)(b)	519	145,247
Thor Industries, Inc.	187	11,663
Winnebago Industries, Inc.	104	3,240
		501,979
Distributors - 0.1%
Core-Mark Holding Co., Inc.	180	6,683
Genuine Parts Co.	562	62,961
LKQ Corp. (a)	1,230	34,907
Pool Corp.	159	26,230
		130,781
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	222	10,283
American Public Education, Inc. (a)	66	1,988
Bridgepoint Education, Inc. (a)	63	385
Bright Horizons Family Solutions, Inc. (a)	231	29,362
Career Education Corp. (a)	267	4,411
Carriage Services, Inc.	58	1,117
Chegg, Inc. (a)	391	14,905
Frontdoor, Inc. (a)	262	9,018
Graham Holdings Co.	16	10,931
Grand Canyon Education, Inc. (a)	182	20,841
H&R Block, Inc.	778	18,625
Houghton Mifflin Harcourt Co. (a)	357	2,595
K12, Inc. (a)	130	4,437
Laureate Education, Inc. Class A (a)	240	3,593
Regis Corp. (a)	121	2,380
Service Corp. International	707	28,386
ServiceMaster Global Holdings, Inc. (a)	522	24,377
Sotheby's Class A (Ltd. vtg.) (a)	129	4,870
Strategic Education, Inc.	84	11,030
Weight Watchers International, Inc. (a)	143	2,881
		206,415
Hotels, Restaurants & Leisure - 2.1%
ARAMARK Holdings Corp.	948	28,013
Belmond Ltd. Class A (a)	336	8,376
BFC Financial Corp. Class A	249	1,474
BJ's Restaurants, Inc.	80	3,782
Bloomin' Brands, Inc.	351	7,178
Boyd Gaming Corp.	325	8,892
Brinker International, Inc.	139	6,169
Caesars Entertainment Corp. (a)	2,196	19,083
Carnival Corp.	1,532	77,703
Carrols Restaurant Group, Inc. (a)	157	1,565
Chipotle Mexican Grill, Inc. (a)	93	66,059
Choice Hotels International, Inc.	131	10,184
Churchill Downs, Inc.	132	11,914
Chuy's Holdings, Inc. (a)	77	1,753
Cracker Barrel Old Country Store, Inc.	89	14,383
Darden Restaurants, Inc.	475	57,698
Dave & Buster's Entertainment, Inc.	146	7,281
Del Frisco's Restaurant Group, Inc. (a)	153	981
Del Taco Restaurants, Inc. (a)	134	1,348
Denny's Corp. (a)	228	4,184
Dine Brands Global, Inc.	64	5,843
Domino's Pizza, Inc.	160	41,296
Drive Shack, Inc. (a)	181	813
Dunkin' Brands Group, Inc.	309	23,206
El Pollo Loco Holdings, Inc. (a)	75	976
Eldorado Resorts, Inc. (a)(b)	250	11,673
Extended Stay America, Inc. unit	699	12,547
Fiesta Restaurant Group, Inc. (a)	72	944
Golden Entertainment, Inc. (a)	91	1,289
Habit Restaurants, Inc. Class A (a)	52	563
Hilton Grand Vacations, Inc. (a)	383	11,816
Hilton Worldwide Holdings, Inc.	1,135	94,330
Hyatt Hotels Corp. Class A	164	11,901
International Speedway Corp. Class A	87	3,796
Jack in the Box, Inc.	91	7,376
Las Vegas Sands Corp.	1,409	85,893
Lindblad Expeditions Holdings (a)	89	1,357
Marriott International, Inc. Class A	1,081	135,222
Marriott Vacations Worldwide Corp.	162	15,147
McDonald's Corp.	2,944	559,066
MGM Mirage, Inc.	1,927	49,447
Monarch Casino & Resort, Inc. (a)	40	1,757
Noodles & Co. (a)	147	1,000
Norwegian Cruise Line Holdings Ltd. (a)	848	46,606
Papa John's International, Inc.	89	4,713
Penn National Gaming, Inc. (a)	424	8,522
Planet Fitness, Inc. (a)	332	22,815
Playa Hotels & Resorts NV (a)	209	1,595
PlayAGS, Inc. (a)	83	1,986
Potbelly Corp. (a)	153	1,302
Red Robin Gourmet Burgers, Inc. (a)	57	1,642
Red Rock Resorts, Inc.	273	7,057
Royal Caribbean Cruises Ltd.	658	75,420
Ruth's Hospitality Group, Inc.	109	2,789
Scientific Games Corp. Class A (a)(b)	223	4,554
SeaWorld Entertainment, Inc. (a)	266	6,852
Shake Shack, Inc. Class A (a)	93	5,501
Six Flags Entertainment Corp.	274	13,522
Starbucks Corp.	4,737	352,149
Texas Roadhouse, Inc. Class A	246	15,299
The Cheesecake Factory, Inc.	147	7,191
U.S. Foods Holding Corp. (a)	846	29,534
Vail Resorts, Inc.	155	33,682
Wendy's Co.	742	13,274
Wingstop, Inc.	113	8,591
Wyndham Destinations, Inc.	377	15,265
Wyndham Hotels & Resorts, Inc.	401	20,046
Wynn Resorts Ltd.	376	44,864
Yum! Brands, Inc.	1,189	118,674
		2,278,723
Household Durables - 0.4%
Beazer Homes U.S.A., Inc. (a)	145	1,669
Cavco Industries, Inc. (a)	34	3,996
Century Communities, Inc. (a)	120	2,876
D.R. Horton, Inc.	1,311	54,249
Ethan Allen Interiors, Inc.	97	1,856
Garmin Ltd.	462	39,894
GoPro, Inc. Class A (a)	478	3,107
Green Brick Partners, Inc. (a)	2	18
Helen of Troy Ltd. (a)	101	11,712
Hooker Furniture Corp.	58	1,672
Hovnanian Enterprises, Inc. Class A (a)	3	33
Installed Building Products, Inc. (a)	76	3,686
iRobot Corp. (a)	105	12,357
KB Home	315	7,614
La-Z-Boy, Inc.	184	6,070
Leggett & Platt, Inc.	512	21,617
Lennar Corp.:
Class A	1,025	50,317
Class B	180	7,042
LGI Homes, Inc. (a)	65	3,916
Libbey, Inc.	58	165
Lovesac (a)	35	973
M.D.C. Holdings, Inc.	189	5,492
M/I Homes, Inc. (a)	90	2,396
Meritage Homes Corp. (a)	135	6,036
Mohawk Industries, Inc. (a)	243	30,654
Newell Brands, Inc.	1,650	25,311
NVR, Inc. (a)	13	35,971
PulteGroup, Inc.	993	27,764
Roku, Inc. Class A (a)(b)	194	12,515
Skyline Champion Corp.	140	2,660
Taylor Morrison Home Corp. (a)	481	8,538
Tempur Sealy International, Inc. (a)	184	10,611
Toll Brothers, Inc.	507	18,353
TopBuild Corp. (a)	127	8,232
TRI Pointe Homes, Inc. (a)	532	6,724
Tupperware Brands Corp.	177	4,528
Turtle Beach Corp. (a)	50	568
Universal Electronics, Inc. (a)	52	1,932
Vuzix Corp. (a)	22	67
Whirlpool Corp.	248	32,957
William Lyon Homes, Inc. (a)	105	1,614
Zagg, Inc. (a)	132	1,197
		478,959
Internet & Direct Marketing Retail - 3.1%
1-800-FLOWERS.com, Inc. Class A (a)	82	1,495
Amazon.com, Inc. (a)	1,569	2,793,997
Duluth Holdings, Inc. (a)	23	548
eBay, Inc.	3,456	128,356
Etsy, Inc. (a)	462	31,056
Expedia, Inc.	457	54,383
Gaia, Inc. Class A (a)	88	805
Groupon, Inc. (a)	1,602	5,687
GrubHub, Inc. (a)	349	24,245
Lands' End, Inc. (a)	44	731
Liberty Expedia Holdings, Inc. (a)	199	8,517
Liberty Interactive Corp. QVC Group Series A (a)	1,611	25,744
Overstock.com, Inc. (a)	98	1,629
PetMed Express, Inc.	89	2,027
Quotient Technology, Inc. (a)	250	2,468
Shutterfly, Inc. (a)	118	4,796
Shutterstock, Inc.	73	3,404
Stamps.com, Inc. (a)	63	5,129
Stitch Fix, Inc. (a)	80	2,258
The Booking Holdings, Inc. (a)	177	308,849
Wayfair LLC Class A (a)	237	35,183
		3,441,307
Leisure Products - 0.1%
American Outdoor Brands Corp. (a)	196	1,831
Brunswick Corp.	319	16,055
Callaway Golf Co.	338	5,384
Clarus Corp.	89	1,140
Hasbro, Inc.	452	38,429
Johnson Outdoors, Inc. Class A	24	1,713
Malibu Boats, Inc. Class A (a)	70	2,771
Mattel, Inc. (a)(b)	1,340	17,420
MCBC Holdings, Inc. (a)	53	1,196
Nautilus, Inc. (a)	70	389
Polaris Industries, Inc.	233	19,672
Sturm, Ruger & Co., Inc.	57	3,022
Vista Outdoor, Inc. (a)	221	1,770
		110,792
Multiline Retail - 0.4%
Big Lots, Inc.	151	5,741
Dillard's, Inc. Class A	71	5,113
Dollar General Corp.	1,002	119,539
Dollar Tree, Inc. (a)	908	95,376
JC Penney Corp., Inc. (a)	1,440	2,146
Kohl's Corp.	634	43,600
Macy's, Inc.	1,184	28,452
Nordstrom, Inc.	428	18,995
Ollie's Bargain Outlet Holdings, Inc. (a)	195	16,639
Target Corp.	1,991	159,798
		495,399
Specialty Retail - 2.3%
Aaron's, Inc. Class A	276	14,518
Abercrombie & Fitch Co. Class A	247	6,770
Advance Auto Parts, Inc.	280	47,748
America's Car Mart, Inc. (a)	28	2,558
American Eagle Outfitters, Inc.	632	14,011
Armstrong Flooring, Inc. (a)	125	1,700
Asbury Automotive Group, Inc. (a)	77	5,341
Ascena Retail Group, Inc. (a)	687	742
At Home Group, Inc. (a)	100	1,786
AutoNation, Inc. (a)	204	7,287
AutoZone, Inc. (a)	96	98,316
Barnes & Noble Education, Inc. (a)	142	596
Barnes & Noble, Inc.	204	1,108
Bed Bath & Beyond, Inc.	538	9,141
Best Buy Co., Inc.	895	63,599
Boot Barn Holdings, Inc. (a)	116	3,415
Burlington Stores, Inc. (a)	258	40,423
Caleres, Inc.	170	4,197
Camping World Holdings, Inc.	98	1,363
CarMax, Inc. (a)	673	46,975
Cars.com, Inc. (a)	228	5,198
Carvana Co. Class A (a)	129	7,490
Chico's FAS, Inc.	441	1,883
Citi Trends, Inc.	32	618
Conn's, Inc. (a)	100	2,286
Dick's Sporting Goods, Inc.	276	10,160
DSW, Inc. Class A	251	5,577
Express, Inc. (a)	222	950
Five Below, Inc. (a)	214	26,590
Floor & Decor Holdings, Inc. Class A (a)	223	9,192
Foot Locker, Inc.	444	26,906
GameStop Corp. Class A	358	3,637
Gap, Inc.	829	21,703
Genesco, Inc. (a)	70	3,189
GNC Holdings, Inc. Class A (a)	240	655
Group 1 Automotive, Inc.	64	4,141
Guess?, Inc.	218	4,273
Haverty Furniture Companies, Inc.	68	1,488
Hibbett Sports, Inc. (a)	60	1,369
Home Depot, Inc.	4,313	827,622
Kirkland's, Inc. (a)	58	408
L Brands, Inc.	876	24,160
Lithia Motors, Inc. Class A (sub. vtg.)	85	7,884
Lowe's Companies, Inc.	3,063	335,307
Lumber Liquidators Holdings, Inc. (a)	132	1,333
MarineMax, Inc. (a)	81	1,552
Michaels Companies, Inc. (a)	360	4,111
Monro, Inc.	124	10,728
Murphy U.S.A., Inc. (a)	113	9,675
O'Reilly Automotive, Inc. (a)	306	118,820
Office Depot, Inc.	2,067	7,503
Party City Holdco, Inc. (a)	234	1,858
Penske Automotive Group, Inc.	128	5,715
Rent-A-Center, Inc. (a)	187	3,903
RH (a)	72	7,412
Ross Stores, Inc.	1,426	132,761
Sally Beauty Holdings, Inc. (a)	453	8,340
Shoe Carnival, Inc.	30	1,021
Signet Jewelers Ltd.	207	5,622
Sleep Number Corp. (a)	128	6,016
Sonic Automotive, Inc. Class A (sub. vtg.)	81	1,200
Sportsman's Warehouse Holdings, Inc. (a)	124	595
Tailored Brands, Inc.	207	1,623
The Buckle, Inc.	87	1,629
The Cato Corp. Class A (sub. vtg.)	98	1,468
The Children's Place Retail Stores, Inc.	63	6,129
The Container Store Group, Inc. (a)	110	968
Tiffany & Co., Inc.	416	43,909
Tile Shop Holdings, Inc.	112	634
Tilly's, Inc.	106	1,180
TJX Companies, Inc.	4,720	251,151
Tractor Supply Co.	472	46,143
Ulta Beauty, Inc. (a)	215	74,977
Urban Outfitters, Inc. (a)	278	8,240
Williams-Sonoma, Inc.	317	17,838
Zumiez, Inc. (a)	74	1,842
		2,490,176
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	578	26,444
Carter's, Inc.	170	17,134
Columbia Sportswear Co.	110	11,460
Crocs, Inc. (a)	244	6,283
Deckers Outdoor Corp. (a)	111	16,316
Fossil Group, Inc. (a)(b)	154	2,113
G-III Apparel Group Ltd. (a)	152	6,074
Hanesbrands, Inc.	1,389	24,835
lululemon athletica, Inc. (a)	403	66,040
Movado Group, Inc.	67	2,437
NIKE, Inc. Class B	4,861	409,345
Oxford Industries, Inc.	65	4,892
PVH Corp.	295	35,975
Ralph Lauren Corp.	212	27,492
Rocky Brands, Inc.	37	887
Samsonite International SA (c)	1,200	3,845
Samsonite International SA ADR	851	13,625
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	519	17,444
Steven Madden Ltd.	302	10,220
Tapestry, Inc.	1,119	36,356
Under Armour, Inc.:
Class A (sub. vtg.) (a)	739	15,622
Class C (non-vtg.) (a)	711	13,417
Unifi, Inc. (a)	60	1,161
Vera Bradley, Inc. (a)	105	1,391
VF Corp.	1,243	108,029
Wolverine World Wide, Inc.	358	12,791
		891,628

TOTAL CONSUMER DISCRETIONARY		11,337,924

CONSUMER STAPLES - 6.4%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (a)	33	9,726
Brown-Forman Corp. Class B (non-vtg.)	642	33,885
Coca-Cola Bottling Co. Consolidated	18	5,181
Constellation Brands, Inc. Class A (sub. vtg.)	635	111,335
Craft Brew Alliance, Inc. (a)	65	909
MGP Ingredients, Inc.	47	3,626
Molson Coors Brewing Co. Class B	719	42,888
Monster Beverage Corp. (a)	1,523	83,125
National Beverage Corp.	40	2,309
PepsiCo, Inc.	5,385	659,932
Primo Water Corp. (a)	110	1,701
The Coca-Cola Co.	14,628	685,468
		1,640,085
Food & Staples Retailing - 1.3%
Andersons, Inc.	96	3,094
BJ's Wholesale Club Holdings, Inc.	245	6,713
Casey's General Stores, Inc.	138	17,770
Chefs' Warehouse Holdings (a)	94	2,919
Costco Wholesale Corp.	1,674	405,342
Ingles Markets, Inc. Class A	64	1,768
Kroger Co.	3,054	75,128
Performance Food Group Co. (a)	399	15,816
PriceSmart, Inc.	92	5,417
Rite Aid Corp. (a)	3,973	2,523
Smart & Final Stores, Inc. (a)	100	494
SpartanNash Co.	139	2,206
Sprouts Farmers Market LLC (a)	480	10,339
Sysco Corp.	1,825	121,837
United Natural Foods, Inc. (a)	174	2,300
Walgreens Boots Alliance, Inc.	3,069	194,176
Walmart, Inc.	5,439	530,466
Weis Markets, Inc.	54	2,204
Welbilt, Inc. (a)	488	7,993
		1,408,505
Food Products - 1.1%
Archer Daniels Midland Co.	2,139	92,255
B&G Foods, Inc. Class A (b)	237	5,788
Bunge Ltd.	545	28,923
Cal-Maine Foods, Inc.	105	4,686
Calavo Growers, Inc.	56	4,696
Campbell Soup Co.	725	27,644
Conagra Brands, Inc.	1,853	51,402
Darling International, Inc. (a)	607	13,142
Dean Foods Co.	332	1,006
Farmer Brothers Co. (a)	26	520
Flowers Foods, Inc.	689	14,689
Fresh Del Monte Produce, Inc.	113	3,054
Freshpet, Inc. (a)	102	4,314
General Mills, Inc.	2,272	117,576
Hormel Foods Corp. (b)	1,045	46,774
Hostess Brands, Inc. Class A (a)	376	4,700
Ingredion, Inc.	273	25,850
J&J Snack Foods Corp.	56	8,895
John B. Sanfilippo & Son, Inc.	33	2,372
Kellogg Co.	968	55,544
Lamb Weston Holdings, Inc.	562	42,116
Lancaster Colony Corp.	74	11,595
Limoneira Co.	55	1,294
McCormick & Co., Inc. (non-vtg.)	465	70,043
Mondelez International, Inc.	5,546	276,856
nLIGHT, Inc. (a)	21	468
Pilgrim's Pride Corp. (a)	173	3,856
Post Holdings, Inc. (a)	251	27,459
Sanderson Farms, Inc.	76	10,020
Seaboard Corp.	1	4,285
The Hain Celestial Group, Inc. (a)	344	7,953
The Hershey Co.	534	61,319
The J.M. Smucker Co.	435	50,678
The Kraft Heinz Co.	2,372	77,446
The Simply Good Foods Co. (a)	179	3,686
Tootsie Roll Industries, Inc.	79	2,942
TreeHouse Foods, Inc. (a)	214	13,814
Tyson Foods, Inc. Class A	1,126	78,178
		1,257,838
Household Products - 1.4%
Central Garden & Pet Co. (a)	95	2,428
Central Garden & Pet Co. Class A (non-vtg.) (a)	95	2,209
Church & Dwight Co., Inc.	942	67,099
Clorox Co.	489	78,465
Colgate-Palmolive Co.	3,310	226,867
Energizer Holdings, Inc.	246	11,053
Funko, Inc. (a)	54	1,173
Kimberly-Clark Corp.	1,321	163,672
Procter & Gamble Co.	9,516	990,140
Spectrum Brands Holdings, Inc.	176	9,641
WD-40 Co.	52	8,811
		1,561,558
Personal Products - 0.2%
Avon Products, Inc. (a)	1,659	4,877
Coty, Inc. Class A (b)	1,729	19,884
Edgewell Personal Care Co. (a)	194	8,515
elf Beauty, Inc. (a)	81	859
Estee Lauder Companies, Inc. Class A	839	138,896
Herbalife Nutrition Ltd. (a)	407	21,567
Inter Parfums, Inc.	63	4,780
MediFast, Inc.	46	5,867
Natural Health Trends Corp.	6	78
Nu Skin Enterprises, Inc. Class A	221	10,577
Revlon, Inc. (a)	1	19
USANA Health Sciences, Inc. (a)	49	4,110
		220,029
Tobacco - 0.9%
22nd Century Group, Inc. (a)(b)	530	906
Altria Group, Inc.	7,177	412,175
Philip Morris International, Inc.	5,937	524,771
Pyxus International, Inc. (a)	44	1,051
Turning Point Brands, Inc.	31	1,429
Universal Corp.	88	5,071
Vector Group Ltd.	423	4,564
		949,967

TOTAL CONSUMER STAPLES		7,037,982

ENERGY - 5.0%
Energy Equipment & Services - 0.6%
Archrock, Inc.	493	4,822
Baker Hughes, a GE Co. Class A	1,973	54,692
Basic Energy Services, Inc. (a)	19	72
Bristow Group, Inc. (a)	49	54
C&J Energy Services, Inc. (a)	227	3,523
Carbo Ceramics, Inc. (a)	24	84
Core Laboratories NV	162	11,167
Diamond Offshore Drilling, Inc. (a)(b)	271	2,843
Dril-Quip, Inc. (a)	131	6,006
Ensco PLC Class A	1,682	6,610
Exterran Corp. (a)	111	1,870
Forum Energy Technologies, Inc. (a)	281	1,436
Frank's International NV (a)	318	1,975
FTS International, Inc. (a)	151	1,510
Halliburton Co.	3,364	98,565
Helix Energy Solutions Group, Inc. (a)	496	3,923
Helmerich & Payne, Inc.	425	23,613
ION Geophysical Corp. (a)	64	924
Key Energy Services, Inc. (a)	9	37
KLX Energy Services Holdings, Inc. (a)	81	2,036
Liberty Oilfield Services, Inc. Class A	143	2,201
Mammoth Energy Services, Inc.	36	599
Matrix Service Co. (a)	86	1,684
McDermott International, Inc. (a)	658	4,896
Nabors Industries Ltd.	1,268	4,362
National Oilwell Varco, Inc.	1,498	39,907
Newpark Resources, Inc. (a)	318	2,913
Noble Corp. (a)	900	2,583
Oceaneering International, Inc. (a)	355	5,598
Oil States International, Inc. (a)	229	3,884
Patterson-UTI Energy, Inc.	818	11,468
Pioneer Energy Services Corp. (a)	455	805
Rowan Companies PLC (a)	482	5,201
RPC, Inc. (b)	224	2,556
Schlumberger Ltd.	5,294	230,660
SEACOR Holdings, Inc. (a)	67	2,833
Solaris Oilfield Infrastructure, Inc. Class A	127	2,088
Superior Energy Services, Inc. (a)	516	2,410
TechnipFMC PLC	1,643	38,643
TETRA Technologies, Inc. (a)	598	1,399
Tidewater, Inc. (a)	123	2,852
Transocean Ltd. (United States) (a)	1,984	17,281
U.S. Silica Holdings, Inc.	300	5,208
Unit Corp. (a)	224	3,190
Weatherford International PLC (a)	3,500	2,443
		623,426
Oil, Gas & Consumable Fuels - 4.4%
Abraxas Petroleum Corp. (a)	391	489
Anadarko Petroleum Corp.	1,931	87,822
Antero Resources Corp. (a)	848	7,488
Apache Corp.	1,462	50,673
Arch Coal, Inc.	68	6,206
Bonanza Creek Energy, Inc. (a)	77	1,747
Cabot Oil & Gas Corp.	1,650	43,065
California Resources Corp. (a)	190	4,885
Callon Petroleum Co. (a)	829	6,259
Carrizo Oil & Gas, Inc. (a)	337	4,202
Centennial Resource Development, Inc. Class A (a)(b)	694	6,100
Cheniere Energy, Inc. (a)	847	57,901
Chesapeake Energy Corp. (a)(b)	3,543	10,983
Chevron Corp.	7,302	899,460
Cimarex Energy Co.	366	25,583
Clean Energy Fuels Corp. (a)	585	1,808
CNX Resources Corp. (a)	788	8,487
Concho Resources, Inc.	766	84,995
ConocoPhillips Co.	4,391	293,055
CONSOL Energy, Inc. (a)	113	3,867
Contango Oil & Gas Co. (a)	26	82
Continental Resources, Inc. (a)	337	15,087
CVR Energy, Inc.	105	4,326
Delek U.S. Holdings, Inc.	280	10,198
Denbury Resources, Inc. (a)	1,843	3,778
Devon Energy Corp.	1,800	56,808
Diamondback Energy, Inc.	592	60,106
Earthstone Energy, Inc. (a)	120	850
EOG Resources, Inc.	2,213	210,633
EQT Corp.	961	19,931
Equitrans Midstream Corp.	787	17,141
Evolution Petroleum Corp.	132	891
Extraction Oil & Gas, Inc. (a)	365	1,544
Exxon Mobil Corp.	16,178	1,307,182
Green Plains, Inc.	142	2,369
Gulfport Energy Corp. (a)	628	5,037
Halcon Resources Corp. (a)	390	527
Hess Corp.	956	57,580
Highpoint Resources, Inc. (a)	535	1,182
HollyFrontier Corp.	618	30,449
International Seaways, Inc. (a)	125	2,143
Jagged Peak Energy, Inc. (a)	234	2,450
Kinder Morgan, Inc.	7,236	144,792
Kosmos Energy Ltd.	837	5,215
Laredo Petroleum, Inc. (a)	577	1,783
Magnolia Oil & Gas Corp. Class A (a)	313	3,756
Marathon Oil Corp.	3,192	53,338
Marathon Petroleum Corp.	2,638	157,884
Matador Resources Co. (a)	390	7,539
Midstates Petroleum Co., Inc. (a)	56	547
Montage Resources Corp. (a)	6	90
Murphy Oil Corp.	636	18,635
Nine Energy Service, Inc. (a)	38	861
Noble Energy, Inc.	1,845	45,627
Northern Oil & Gas, Inc. (a)	814	2,230
Oasis Petroleum, Inc. (a)	1,068	6,451
Occidental Petroleum Corp.	2,880	190,656
ONEOK, Inc.	1,571	109,719
Overseas Shipholding Group, Inc. (a)	351	804
Par Pacific Holdings, Inc. (a)	102	1,817
Parsley Energy, Inc. Class A (a)	1,034	19,956
PBF Energy, Inc. Class A	456	14,200
PDC Energy, Inc. (a)	260	10,577
Peabody Energy Corp.	307	8,697
Penn Virginia Corp. (a)	52	2,293
Phillips 66 Co.	1,618	153,985
Pioneer Natural Resources Co.	652	99,287
QEP Resources, Inc. (a)	863	6,723
Range Resources Corp.	779	8,756
Renewable Energy Group, Inc. (a)	150	3,294
Rex American Resources Corp. (a)	23	1,854
Ring Energy, Inc. (a)	284	1,667
SandRidge Energy, Inc. (a)	159	1,275
SemGroup Corp. Class A	259	3,818
SM Energy Co.	380	6,646
Southwestern Energy Co. (a)	2,250	10,553
SRC Energy, Inc. (a)	875	4,480
Talos Energy, Inc. (a)	90	2,390
Targa Resources Corp.	887	36,855
Teekay Corp.	238	933
Teekay Tankers Ltd.	1,073	1,041
Tellurian, Inc. (a)	341	3,819
The Williams Companies, Inc.	4,616	132,572
Ultra Petroleum Corp. (a)	807	492
Uranium Energy Corp. (a)	347	486
Valero Energy Corp.	1,619	137,340
W&T Offshore, Inc. (a)	370	2,553
Whiting Petroleum Corp. (a)	347	9,071
World Fuel Services Corp.	242	6,991
WPX Energy, Inc. (a)	1,554	20,373
		4,880,090

TOTAL ENERGY		5,503,516

FINANCIALS - 12.9%
Banks - 5.4%
1st Source Corp.	59	2,650
Allegiance Bancshares, Inc. (a)	43	1,450
Amalgamated Bank	54	845
Ameris Bancorp	146	5,015
Associated Banc-Corp.	610	13,024
Atlantic Capital Bancshares, Inc. (a)	88	1,569
Banc of California, Inc.	183	2,533
BancFirst Corp.	61	3,181
Bancorp, Inc., Delaware (a)	190	1,535
BancorpSouth Bank	326	9,200
Bank of America Corp.	34,885	962,477
Bank of Hawaii Corp.	181	14,275
Bank of Marin Bancorp	45	1,831
Bank OZK	450	13,041
BankUnited, Inc.	382	12,759
Banner Corp.	112	6,067
BB&T Corp.	2,950	137,264
Berkshire Hills Bancorp, Inc.	154	4,195
Blue Hills Bancorp, Inc.	93	2,223
BOK Financial Corp.	114	9,297
Boston Private Financial Holdings, Inc.	296	3,244
Bridge Bancorp, Inc.	2	59
Brookline Bancorp, Inc., Delaware	324	4,666
Bryn Mawr Bank Corp.	74	2,674
Byline Bancorp, Inc. (a)	59	1,090
Cadence Bancorp Class A	450	8,348
Camden National Corp.	2	83
Carolina Financial Corp.	77	2,663
Cathay General Bancorp	300	10,173
CBTX, Inc.	64	2,078
Centerstate Banks of Florida, Inc.	274	6,524
Central Pacific Financial Corp.	101	2,913
Chemical Financial Corp.	271	11,154
CIT Group, Inc.	432	20,723
Citigroup, Inc.	9,339	581,073
Citizens Financial Group, Inc.	1,811	58,858
City Holding Co.	56	4,267
Columbia Banking Systems, Inc.	274	8,957
Comerica, Inc.	627	45,972
Commerce Bancshares, Inc.	373	21,656
Community Bank System, Inc.	193	11,536
Community Trust Bancorp, Inc.	57	2,340
ConnectOne Bancorp, Inc.	88	1,734
Cullen/Frost Bankers, Inc.	242	23,491
Customers Bancorp, Inc. (a)	110	2,014
CVB Financial Corp.	366	7,704
Eagle Bancorp, Inc. (a)	118	5,924
East West Bancorp, Inc.	546	26,192
Enterprise Financial Services Corp.	78	3,180
Equity Bancshares, Inc. (a)	60	1,728
Fidelity Southern Corp.	78	2,136
Fifth Third Bancorp	2,879	72,608
Financial Institutions, Inc.	74	2,011
First Bancorp, North Carolina	98	3,406
First Bancorp, Puerto Rico	919	10,532
First Busey Corp.	145	3,538
First Citizens Bancshares, Inc.	34	13,845
First Commonwealth Financial Corp.	394	4,964
First Financial Bancorp, Ohio	355	8,541
First Financial Bankshares, Inc.	256	14,792
First Financial Corp., Indiana	40	1,680
First Foundation, Inc.	111	1,506
First Hawaiian, Inc.	323	8,414
First Horizon National Corp.	1,309	18,300
First Internet Bancorp	26	503
First Interstate Bancsystem, Inc.	115	4,579
First Merchants Corp.	188	6,928
First Midwest Bancorp, Inc., Delaware	397	8,123
First of Long Island Corp.	105	2,303
First Republic Bank	629	63,189
Flushing Financial Corp.	97	2,127
FNB Corp., Pennsylvania	1,234	13,080
Franklin Financial Network, Inc.	58	1,683
Fulton Financial Corp.	634	9,814
German American Bancorp, Inc.	79	2,323
Glacier Bancorp, Inc.	361	14,465
Great Southern Bancorp, Inc.	46	2,387
Great Western Bancorp, Inc.	224	7,076
Hancock Whitney Corp.	312	12,605
Hanmi Financial Corp.	134	2,850
Heartland Financial U.S.A., Inc.	100	4,265
Heritage Commerce Corp.	169	2,045
Heritage Financial Corp., Washington	120	3,617
Hilltop Holdings, Inc.	287	5,238
Home Bancshares, Inc.	581	10,208
Hope Bancorp, Inc.	460	6,017
Horizon Bancorp, Inc. Indiana	136	2,188
Huntington Bancshares, Inc.	4,091	51,874
IBERIABANK Corp.	234	16,780
Independent Bank Corp.	93	2,000
Independent Bank Corp., Massachusetts	108	8,749
Independent Bank Group, Inc.	130	6,668
International Bancshares Corp.	201	7,644
Investors Bancorp, Inc.	978	11,589
JPMorgan Chase & Co.	12,708	1,286,431
KeyCorp	3,974	62,591
Lakeland Bancorp, Inc.	144	2,150
Lakeland Financial Corp.	89	4,025
LegacyTexas Financial Group, Inc.	159	5,945
Live Oak Bancshares, Inc.	115	1,680
Luther Burbank Corp.	12	121
M&T Bank Corp.	540	84,791
Mercantile Bank Corp.	61	1,996
Metropolitan Bank Holding Corp. (a)	3	104
Midland States Bancorp, Inc.	78	1,877
National Bank Holdings Corp.	80	2,661
National Commerce Corp. (a)	59	2,313
NBT Bancorp, Inc.	156	5,618
OFG Bancorp	165	3,265
Old Line Bancshares, Inc.	57	1,421
Old National Bancorp, Indiana	544	8,922
Old Second Bancorp, Inc.	98	1,234
Opus Bank	92	1,822
Origin Bancorp, Inc.	23	783
Pacific Premier Bancorp, Inc.	178	4,722
PacWest Bancorp	448	16,849
Park National Corp.	51	4,832
Peapack-Gladstone Financial Corp.	62	1,626
Peoples Bancorp, Inc.	65	2,013
Peoples United Financial, Inc.	1,422	23,378
Pinnacle Financial Partners, Inc.	268	14,660
PNC Financial Services Group, Inc.	1,761	216,004
Popular, Inc.	405	21,113
Preferred Bank, Los Angeles	55	2,473
Prosperity Bancshares, Inc.	252	17,403
QCR Holdings, Inc.	50	1,696
Regions Financial Corp.	3,985	56,388
Renasant Corp.	181	6,127
S&T Bancorp, Inc.	138	5,455
Sandy Spring Bancorp, Inc.	130	4,066
Seacoast Banking Corp., Florida (a)	184	4,848
ServisFirst Bancshares, Inc.	167	5,638
Signature Bank	209	26,767
Simmons First National Corp. Class A	335	8,201
South State Corp.	136	9,294
Southside Bancshares, Inc.	121	4,021
Sterling Bancorp	844	15,724
Stock Yards Bancorp, Inc.	87	2,941
SunTrust Banks, Inc.	1,720	101,910
SVB Financial Group (a)	205	45,584
Synovus Financial Corp.	622	21,372
TCF Financial Corp.	622	12,869
Texas Capital Bancshares, Inc. (a)	203	11,082
Tompkins Financial Corp.	43	3,271
TowneBank	249	6,163
Trico Bancshares	96	3,772
TriState Capital Holdings, Inc. (a)	94	1,920
Triumph Bancorp, Inc. (a)	95	2,792
Trustmark Corp.	257	8,643
U.S. Bancorp	5,792	279,116
UMB Financial Corp.	162	10,374
Umpqua Holdings Corp.	838	13,827
Union Bankshares Corp.	231	7,468
United Bankshares, Inc., West Virginia	394	14,279
United Community Bank, Inc.	287	7,155
Univest Corp. of Pennsylvania	121	2,960
Valley National Bancorp	1,198	11,477
Veritex Holdings, Inc.	163	3,948
Washington Trust Bancorp, Inc.	55	2,648
Webster Financial Corp.	361	18,292
Wells Fargo & Co.	16,192	782,397
WesBanco, Inc.	207	8,228
Westamerica Bancorp.	104	6,427
Western Alliance Bancorp. (a)	368	15,103
Wintrust Financial Corp.	238	16,025
Zions Bancorporation	720	32,695
		5,954,425
Capital Markets - 2.5%
Affiliated Managers Group, Inc.	208	22,279
Ameriprise Financial, Inc.	535	68,534
Artisan Partners Asset Management, Inc.	189	4,757
Bank of New York Mellon Corp.	3,468	174,891
BGC Partners, Inc. Class A	995	5,283
BlackRock, Inc. Class A	463	197,872
Blucora, Inc. (a)	187	6,242
Brighthouse Financial, Inc. (a)	450	16,331
Cboe Global Markets, Inc.	430	41,039
Charles Schwab Corp.	4,588	196,183
CME Group, Inc.	1,368	225,145
Cohen & Steers, Inc.	89	3,762
Cowen Group, Inc. Class A (a)	129	1,869
Diamond Hill Investment Group, Inc.	12	1,680
E*TRADE Financial Corp.	984	45,687
Eaton Vance Corp. (non-vtg.)	428	17,253
Evercore, Inc. Class A	151	13,741
FactSet Research Systems, Inc.	147	36,496
Federated Investors, Inc. Class B (non-vtg.)	362	10,610
Franklin Resources, Inc.	1,151	38,144
Gain Capital Holdings, Inc.	20	126
Goldman Sachs Group, Inc.	1,323	254,003
Greenhill & Co., Inc.	78	1,678
Hamilton Lane, Inc. Class A	71	3,094
Houlihan Lokey	125	5,731
Interactive Brokers Group, Inc.	298	15,460
IntercontinentalExchange, Inc.	2,169	165,148
INTL FCStone, Inc. (a)	53	2,054
Invesco Ltd.	1,587	30,645
Janus Henderson Group PLC	623	15,563
Lazard Ltd. Class A	484	17,492
Legg Mason, Inc.	312	8,539
LPL Financial	324	22,567
MarketAxess Holdings, Inc.	144	35,436
Moelis & Co. Class A	166	6,907
Moody's Corp.	636	115,173
Morgan Stanley	4,983	210,283
Morningstar, Inc.	71	8,945
MSCI, Inc.	337	67,009
Northern Trust Corp.	848	76,668
Oppenheimer Holdings, Inc. Class A (non-vtg.)	34	885
Piper Jaffray Companies	50	3,642
PJT Partners, Inc.	68	2,842
Raymond James Financial, Inc.	498	40,044
S&P Global, Inc.	955	201,075
SEI Investments Co.	489	25,550
State Street Corp.	1,451	95,490
Stifel Financial Corp.	265	13,981
T. Rowe Price Group, Inc.	922	92,311
TD Ameritrade Holding Corp.	1,041	52,040
The NASDAQ OMX Group, Inc.	443	38,758
Virtu Financial, Inc. Class A (b)	230	5,463
Virtus Investment Partners, Inc.	30	2,927
Waddell & Reed Financial, Inc. Class A (b)	305	5,273
Westwood Holdings Group, Inc.	24	846
WisdomTree Investments, Inc.	403	2,845
		2,774,291
Consumer Finance - 0.7%
Ally Financial, Inc.	1,618	44,479
American Express Co.	2,673	292,159
Capital One Financial Corp.	1,814	148,186
Credit Acceptance Corp. (a)	46	20,789
CURO Group Holdings Corp. (a)	91	913
Discover Financial Services	1,290	91,796
Encore Capital Group, Inc. (a)	98	2,669
Enova International, Inc. (a)	121	2,761
EZCORP, Inc. (non-vtg.) Class A (a)(b)	226	2,106
First Cash Financial Services, Inc.	161	13,927
Green Dot Corp. Class A (a)	176	10,674
LendingClub Corp. (a)	1,634	5,049
Navient Corp.	899	10,401
Nelnet, Inc. Class A	86	4,736
OneMain Holdings, Inc.	274	8,700
PRA Group, Inc. (a)	172	4,611
Regional Management Corp. (a)	19	464
Santander Consumer U.S.A. Holdings, Inc.	429	9,065
SLM Corp.	1,716	17,006
Synchrony Financial	2,526	80,579
World Acceptance Corp. (a)	22	2,577
		773,647
Diversified Financial Services - 1.4%
Acushnet Holdings Corp.	120	2,777
AXA Equitable Holdings, Inc.	506	10,191
Berkshire Hathaway, Inc. Class B (a)	7,433	1,493,215
Cannae Holdings, Inc. (a)	260	6,308
Columbia Financial, Inc.	174	2,727
Donnelley Financial Solutions, Inc. (a)	134	1,994
FB Financial Corp.	63	2,001
FGL Holdings Class A	638	5,021
Focus Financial Partners, Inc. Class A	73	2,602
Granite Point Mortgage Trust, Inc.	176	3,268
Jefferies Financial Group, Inc.	1,125	21,139
On Deck Capital, Inc. (a)	153	829
Pennymac Financial Services, Inc.	221	4,915
Senseonics Holdings, Inc. (a)(b)	429	1,051
Victory Capital Holdings, Inc. (a)	48	721
Voya Financial, Inc.	580	28,977
		1,587,736
Insurance - 2.5%
AFLAC, Inc.	2,904	145,200
Alleghany Corp.	57	34,907
Allstate Corp.	1,315	123,847
AMBAC Financial Group, Inc. (a)	164	2,972
American Equity Investment Life Holding Co.	360	9,727
American Financial Group, Inc.	274	26,362
American International Group, Inc.	3,376	145,371
American National Insurance Co.	29	3,504
Amerisafe, Inc.	69	4,099
Aon PLC	919	156,873
Arch Capital Group Ltd. (a)	1,557	50,322
Argo Group International Holdings, Ltd.	128	9,044
Arthur J. Gallagher & Co.	702	54,826
Assurant, Inc.	197	18,697
Assured Guaranty Ltd.	396	17,594
Athene Holding Ltd. (a)	478	19,502
Axis Capital Holdings Ltd.	326	17,858
Brown & Brown, Inc.	918	27,090
Chubb Ltd.	1,760	246,541
Cincinnati Financial Corp.	578	49,650
CNO Financial Group, Inc.	625	10,113
eHealth, Inc. (a)	75	4,676
Employers Holdings, Inc.	118	4,733
Enstar Group Ltd. (a)	62	10,788
Erie Indemnity Co. Class A	76	13,568
Everest Re Group Ltd.	153	33,042
FBL Financial Group, Inc. Class A	33	2,070
First American Financial Corp.	418	21,527
FNF Group	1,056	38,597
Genworth Financial, Inc. Class A (a)	1,970	7,545
Goosehead Insurance	43	1,199
Greenlight Capital Re, Ltd. (a)	69	750
Hanover Insurance Group, Inc.	167	19,066
Hartford Financial Services Group, Inc.	1,367	67,967
HCI Group, Inc.	20	855
Health Insurance Innovations, Inc. (a)	52	1,395
Heritage Insurance Holdings, Inc.	58	847
Horace Mann Educators Corp.	141	4,965
James River Group Holdings Ltd.	116	4,649
Kemper Corp.	229	17,436
Kinsale Capital Group, Inc.	74	5,074
Lincoln National Corp.	824	48,369
Loews Corp.	1,058	50,710
Maiden Holdings Ltd.	97	72
Markel Corp. (a)	53	52,801
Marsh & McLennan Companies, Inc.	1,924	180,664
MBIA, Inc. (a)	362	3,446
Mercury General Corp.	98	4,907
MetLife, Inc.	3,778	160,829
National General Holdings Corp.	244	5,790
National Western Life Group, Inc.	8	2,100
Navigators Group, Inc.	99	6,917
Old Republic International Corp.	1,065	22,280
Primerica, Inc.	172	21,010
Principal Financial Group, Inc.	1,013	50,842
ProAssurance Corp.	203	7,026
Progressive Corp.	2,220	160,040
Prudential Financial, Inc.	1,574	144,619
Reinsurance Group of America, Inc.	242	34,359
RenaissanceRe Holdings Ltd.	155	22,243
RLI Corp.	141	10,117
Safety Insurance Group, Inc.	51	4,444
Selective Insurance Group, Inc.	237	14,997
Stewart Information Services Corp.	94	4,013
The Travelers Companies, Inc.	1,012	138,806
Third Point Reinsurance Ltd. (a)	298	3,093
Torchmark Corp.	399	32,698
Trupanion, Inc. (a)	106	3,470
United Fire Group, Inc.	85	3,715
United Insurance Holdings Corp.	105	1,670
Universal Insurance Holdings, Inc.	125	3,875
Unum Group	817	27,639
W.R. Berkley Corp.	374	31,685
White Mountains Insurance Group Ltd.	12	11,106
Willis Group Holdings PLC	495	86,947
		2,792,147
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	76	1,280
AGNC Investment Corp.	1,999	35,982
Annaly Capital Management, Inc.	5,232	52,268
Anworth Mortgage Asset Corp.	433	1,749
Apollo Commercial Real Estate Finance, Inc.	454	8,263
Arbor Realty Trust, Inc.	289	3,748
Ares Commercial Real Estate Corp.	103	1,565
Arlington Asset Investment Corp.	136	1,083
Armour Residential REIT, Inc.	181	3,535
Blackstone Mortgage Trust, Inc. (b)	456	15,759
Capstead Mortgage Corp.	314	2,697
Cherry Hill Mortgage Investment Corp.	65	1,119
Chimera Investment Corp.	695	13,024
Dynex Capital, Inc.	238	1,449
Ellington Residential Mortgage REIT	3	36
Exantas Capital Corp.	140	1,488
Invesco Mortgage Capital, Inc.	453	7,157
KKR Real Estate Finance Trust, Inc.	95	1,902
Ladder Capital Corp. Class A	378	6,434
MFA Financial, Inc.	1,712	12,446
New Residential Investment Corp.	1,368	23,133
New York Mortgage Trust, Inc.	596	3,630
Orchid Island Capital, Inc.	236	1,553
PennyMac Mortgage Investment Trust	223	4,618
Redwood Trust, Inc.	349	5,636
Starwood Property Trust, Inc.	1,050	23,468
TPG RE Finance Trust, Inc.	147	2,881
Two Harbors Investment Corp.	948	12,826
Western Asset Mortgage Capital Corp.	135	1,381
		252,110
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	28	1,707
Thrifts & Mortgage Finance - 0.2%
Axos Financial, Inc. (a)	197	5,705
Capitol Federal Financial, Inc.	519	6,929
Dime Community Bancshares, Inc.	93	1,742
Essent Group Ltd. (a)	371	16,120
Farmer Mac Class C (non-vtg.)	35	2,535
First Defiance Financial Corp.	90	2,587
Flagstar Bancorp, Inc.	115	3,786
HomeStreet, Inc. (a)	115	3,030
Kearny Financial Corp.	362	4,659
LendingTree, Inc. (a)	28	9,844
Meridian Bancorp, Inc. Maryland	172	2,699
Meta Financial Group, Inc.	102	2,007
MGIC Investment Corp. (a)	1,348	17,780
New York Community Bancorp, Inc. (b)	1,917	22,180
NMI Holdings, Inc. (a)	238	6,157
Northfield Bancorp, Inc.	157	2,182
Northwest Bancshares, Inc.	382	6,483
OceanFirst Financial Corp.	157	3,777
Ocwen Financial Corp. (a)	602	1,096
Oritani Financial Corp.	120	1,996
PDL Community Bancorp (a)	4	56
Provident Financial Services, Inc.	238	6,162
Radian Group, Inc.	832	17,256
TFS Financial Corp.	176	2,899
Trustco Bank Corp., New York	350	2,716
United Financial Bancorp, Inc. New	189	2,712
Walker & Dunlop, Inc.	110	5,600
Washington Federal, Inc.	379	10,949
WMI Holdings Corp. (a)	101	969
WSFS Financial Corp.	185	7,141
		179,754

TOTAL FINANCIALS		14,315,817

HEALTH CARE - 14.0%
Biotechnology - 2.8%
AbbVie, Inc.	5,745	462,990
Abeona Therapeutics, Inc. (a)	76	559
ACADIA Pharmaceuticals, Inc. (a)	438	11,760
Acceleron Pharma, Inc. (a)	159	7,405
Achaogen, Inc. (a)	23	10
Achillion Pharmaceuticals, Inc. (a)	391	1,157
Acorda Therapeutics, Inc. (a)	167	2,219
Adamas Pharmaceuticals, Inc. (a)	42	299
Aduro Biotech, Inc. (a)	269	1,071
Adverum Biotechnologies, Inc. (a)	286	1,499
Aeglea BioTherapeutics, Inc. (a)	123	990
Agenus, Inc. (a)	457	1,357
Agios Pharmaceuticals, Inc. (a)	192	12,948
Aimmune Therapeutics, Inc. (a)	137	3,062
Akebia Therapeutics, Inc. (a)	390	3,194
Alder Biopharmaceuticals, Inc. (a)	232	3,167
Aldeyra Therapeutics, Inc. (a)	125	1,129
Alexion Pharmaceuticals, Inc. (a)	855	115,579
Alkermes PLC (a)	612	22,332
Allakos, Inc. (a)	28	1,134
Alnylam Pharmaceuticals, Inc. (a)	347	32,427
AMAG Pharmaceuticals, Inc. (a)	99	1,275
Amgen, Inc.	2,428	461,271
Amicus Therapeutics, Inc. (a)	704	9,574
AnaptysBio, Inc. (a)	84	6,136
Anika Therapeutics, Inc. (a)	61	1,845
Apellis Pharmaceuticals, Inc. (a)	124	2,418
Arcus Biosciences, Inc.	55	687
Arena Pharmaceuticals, Inc. (a)	178	7,980
ArQule, Inc. (a)	360	1,724
Array BioPharma, Inc. (a)	800	19,504
Arrowhead Pharmaceuticals, Inc. (a)	366	6,716
Assembly Biosciences, Inc. (a)	73	1,437
Atara Biotherapeutics, Inc. (a)	165	6,559
Audentes Therapeutics, Inc. (a)	134	5,229
Avid Bioservices, Inc. (a)	270	1,148
Bellicum Pharmaceuticals, Inc. (a)	72	243
BioCryst Pharmaceuticals, Inc. (a)	379	3,085
Biogen, Inc. (a)	769	181,776
Biohaven Pharmaceutical Holding Co. Ltd. (a)	126	6,485
BioMarin Pharmaceutical, Inc. (a)	687	61,026
Biospecifics Technologies Corp. (a)	19	1,184
bluebird bio, Inc. (a)	211	33,197
Blueprint Medicines Corp. (a)	172	13,769
Calithera Biosciences, Inc. (a)	167	1,126
Cara Therapeutics, Inc. (a)(b)	125	2,453
CareDx, Inc. (a)	134	4,224
CASI Pharmaceuticals, Inc. (a)	285	818
Catalyst Pharmaceutical Partners, Inc. (a)	425	2,168
Celgene Corp. (a)	2,665	251,416
Cellular Biomedicine Group, Inc. (a)	53	917
ChemoCentryx, Inc. (a)	92	1,278
Clovis Oncology, Inc. (a)	211	5,237
Coherus BioSciences, Inc. (a)	214	2,919
Concert Pharmaceuticals, Inc. (a)	55	664
Corbus Pharmaceuticals Holdings, Inc. (a)	176	1,223
Crinetics Pharmaceuticals, Inc. (a)	41	933
Cytokinetics, Inc. (a)	254	2,055
CytomX Therapeutics, Inc. (a)	165	1,774
Deciphera Pharmaceuticals, Inc. (a)	64	1,485
Denali Therapeutics, Inc. (a)	241	5,596
Dicerna Pharmaceuticals, Inc. (a)	177	2,593
Dynavax Technologies Corp. (a)	194	1,418
Eagle Pharmaceuticals, Inc. (a)	31	1,565
Editas Medicine, Inc. (a)	171	4,181
Eiger Biopharmaceuticals, Inc. (a)	75	1,049
Emergent BioSolutions, Inc. (a)	161	8,134
Enanta Pharmaceuticals, Inc. (a)	58	5,540
Epizyme, Inc. (a)	226	2,800
Esperion Therapeutics, Inc. (a)	97	3,895
Exact Sciences Corp. (a)	472	40,885
Exelixis, Inc. (a)	1,150	27,370
Fate Therapeutics, Inc. (a)	217	3,813
FibroGen, Inc. (a)	287	15,598
Five Prime Therapeutics, Inc. (a)	126	1,688
Flexion Therapeutics, Inc. (a)	147	1,835
Galectin Therapeutics, Inc. (a)	201	1,027
Genomic Health, Inc. (a)	76	5,324
Geron Corp. (a)	863	1,433
Gilead Sciences, Inc.	4,932	320,629
Global Blood Therapeutics, Inc. (a)	201	10,639
GlycoMimetics, Inc. (a)	147	1,832
Halozyme Therapeutics, Inc. (a)	479	7,712
Heron Therapeutics, Inc. (a)	248	6,061
Homology Medicines, Inc. (a)	26	721
Immune Design Corp. (a)	34	199
ImmunoGen, Inc. (a)	616	1,669
Immunomedics, Inc. (a)	664	12,755
Incyte Corp. (a)	679	58,401
Inovio Pharmaceuticals, Inc. (a)(b)	375	1,399
Insmed, Inc. (a)	304	8,837
Insys Therapeutics, Inc. (a)	24	111
Intellia Therapeutics, Inc. (a)	99	1,691
Intercept Pharmaceuticals, Inc. (a)	79	8,837
Intrexon Corp. (a)(b)	272	1,431
Invitae Corp. (a)	236	5,527
Ionis Pharmaceuticals, Inc. (a)	527	42,777
Iovance Biotherapeutics, Inc. (a)	452	4,299
Ironwood Pharmaceuticals, Inc. Class A (a)	544	7,360
Kadmon Holdings, Inc. (a)	461	1,217
Karyopharm Therapeutics, Inc. (a)	190	1,110
Kindred Biosciences, Inc. (a)	112	1,027
Kiniksa Pharmaceuticals Ltd.	56	1,011
Kura Oncology, Inc. (a)	93	1,543
La Jolla Pharmaceutical Co. (a)	28	180
Lexicon Pharmaceuticals, Inc. (a)	225	1,251
Ligand Pharmaceuticals, Inc. Class B (a)	80	10,057
Macrogenics, Inc. (a)	140	2,517
Madrigal Pharmaceuticals, Inc. (a)	30	3,758
MannKind Corp. (a)	796	1,568
Minerva Neurosciences, Inc. (a)	75	590
Mirati Therapeutics, Inc. (a)	128	9,382
Momenta Pharmaceuticals, Inc. (a)	367	5,333
Myriad Genetics, Inc. (a)	289	9,595
Natera, Inc. (a)	156	3,217
Neurocrine Biosciences, Inc. (a)	349	30,747
NewLink Genetics Corp. (a)	29	56
Novavax, Inc. (a)(b)	1,578	869
Opko Health, Inc. (a)(b)	1,229	3,208
PDL BioPharma, Inc. (a)	644	2,396
Polarityte, Inc. (a)	65	696
Portola Pharmaceuticals, Inc. (a)(b)	261	9,057
Progenics Pharmaceuticals, Inc. (a)	375	1,740
Prothena Corp. PLC (a)	164	1,989
PTC Therapeutics, Inc. (a)(b)	169	6,361
Puma Biotechnology, Inc. (a)	109	4,228
Ra Pharmaceuticals, Inc. (a)	97	2,173
Radius Health, Inc. (a)	159	3,170
Regeneron Pharmaceuticals, Inc. (a)	297	121,954
REGENXBIO, Inc. (a)	119	6,820
Repligen Corp. (a)	147	8,685
Retrophin, Inc. (a)	164	3,711
Rigel Pharmaceuticals, Inc. (a)	677	1,740
Rocket Pharmaceuticals, Inc. (a)	97	1,701
Sage Therapeutics, Inc. (a)	180	28,629
Sangamo Therapeutics, Inc. (a)	406	3,873
Sarepta Therapeutics, Inc. (a)	255	30,393
Savara, Inc. (a)	52	383
Scholar Rock Holding Corp.	35	658
Seattle Genetics, Inc. (a)	413	30,248
Solid Biosciences, Inc. (a)	27	248
Sorrento Therapeutics, Inc. (a)	392	1,862
Spark Therapeutics, Inc. (a)	119	13,552
Spectrum Pharmaceuticals, Inc. (a)	398	4,255
Stemline Therapeutics, Inc. (a)	149	1,915
Syndax Pharmaceuticals, Inc. (a)	19	100
T2 Biosystems, Inc. (a)	213	560
TG Therapeutics, Inc. (a)	295	2,372
Tocagen, Inc. (a)	92	1,000
Trevena, Inc. (a)	432	674
Ultragenyx Pharmaceutical, Inc. (a)	174	12,069
United Therapeutics Corp. (a)	170	19,953
Vanda Pharmaceuticals, Inc. (a)	208	3,827
Veracyte, Inc. (a)	107	2,677
Verastem, Inc. (a)(b)	413	1,222
Vericel Corp. (a)	143	2,504
Vertex Pharmaceuticals, Inc. (a)	976	179,535
Viking Therapeutics, Inc. (a)	196	1,948
Voyager Therapeutics, Inc. (a)	99	1,895
Xencor, Inc. (a)	172	5,342
Zafgen, Inc. (a)	224	614
ZIOPHARM Oncology, Inc. (a)(b)	587	2,260
		3,059,102
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	6,684	534,319
Abiomed, Inc. (a)	172	49,121
Accuray, Inc. (a)	296	1,412
Align Technology, Inc. (a)	278	79,044
Angiodynamics, Inc. (a)	131	2,995
Antares Pharma, Inc. (a)	497	1,506
Atricure, Inc. (a)	142	3,804
Atrion Corp.	5	4,393
Avanos Medical, Inc. (a)	179	7,640
AxoGen, Inc. (a)	142	2,991
Baxter International, Inc.	1,882	153,025
Becton, Dickinson & Co.	1,022	255,224
BioLife Solutions, Inc. (a)	65	1,163
Boston Scientific Corp. (a)	5,272	202,339
Cantel Medical Corp.	136	9,097
Cardiovascular Systems, Inc. (a)	137	5,296
Cerus Corp. (a)	445	2,772
CONMED Corp.	94	7,819
Cryolife, Inc. (a)	141	4,113
CryoPort, Inc. (a)(b)	107	1,382
Cutera, Inc. (a)	34	600
CytoSorbents Corp. (a)	123	931
Danaher Corp.	2,348	309,983
Dentsply Sirona, Inc.	850	42,152
DexCom, Inc. (a)	341	40,613
Edwards Lifesciences Corp. (a)	797	152,490
Endologix, Inc. (a)	14	93
Genmark Diagnostics, Inc. (a)	189	1,340
Glaukos Corp. (a)	121	9,483
Globus Medical, Inc. (a)	298	14,724
Haemonetics Corp. (a)	195	17,059
Heska Corp. (a)	24	2,043
Hill-Rom Holdings, Inc.	261	27,629
Hologic, Inc. (a)	1,032	49,949
ICU Medical, Inc. (a)	65	15,556
IDEXX Laboratories, Inc. (a)	331	74,012
Inogen, Inc. (a)	68	6,485
Inspire Medical Systems, Inc.	49	2,782
Insulet Corp. (a)	222	21,110
Integer Holdings Corp. (a)	107	8,070
Integra LifeSciences Holdings Corp. (a)	276	15,379
IntriCon Corp. (a)	38	953
Intuitive Surgical, Inc. (a)	435	248,202
Invacare Corp.	158	1,322
iRhythm Technologies, Inc. (a)	79	5,922
Lantheus Holdings, Inc. (a)	155	3,794
LeMaitre Vascular, Inc.	75	2,325
LivaNova PLC (a)	183	17,797
Masimo Corp. (a)	190	26,273
Medtronic PLC	5,110	465,419
Meridian Bioscience, Inc.	173	3,047
Merit Medical Systems, Inc. (a)	218	13,479
Natus Medical, Inc. (a)	114	2,893
Neogen Corp. (a)	192	11,019
Nevro Corp. (a)	118	7,376
NuVasive, Inc. (a)	194	11,017
Nuvectra Corp. (a)	72	793
OraSure Technologies, Inc. (a)	251	2,799
Orthofix International NV (a)	64	3,610
OrthoPediatrics Corp. (a)	29	1,283
Penumbra, Inc. (a)	120	17,641
Quanterix Corp. (a)	45	1,162
Quidel Corp. (a)	126	8,249
ResMed, Inc.	545	56,664
Seaspine Holdings Corp. (a)	63	950
Sientra, Inc. (a)	122	1,047
Staar Surgical Co. (a)	111	3,795
STERIS PLC	314	40,201
Stryker Corp.	1,182	233,469
SurModics, Inc. (a)	48	2,087
Tactile Systems Technology, Inc. (a)	65	3,427
Tandem Diabetes Care, Inc. (a)	217	13,780
Teleflex, Inc.	177	53,482
The Cooper Companies, Inc.	188	55,680
TransEnterix, Inc. (a)	693	1,649
Varex Imaging Corp. (a)	132	4,472
Varian Medical Systems, Inc. (a)	348	49,319
ViewRay, Inc. (a)	238	1,759
West Pharmaceutical Services, Inc.	278	30,636
Wright Medical Group NV (a)	441	13,869
Zimmer Biomet Holdings, Inc.	778	99,351
		3,663,950
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)	326	9,555
Addus HomeCare Corp. (a)	36	2,289
Amedisys, Inc. (a)	107	13,189
American Renal Associates Holdings, Inc. (a)	30	184
AmerisourceBergen Corp.	601	47,792
AMN Healthcare Services, Inc. (a)	185	8,712
Anthem, Inc.	986	282,962
Apollo Medical Holdings, Inc. (a)	84	1,539
BioScrip, Inc. (a)	467	934
BioTelemetry, Inc. (a)	120	7,514
Brookdale Senior Living, Inc. (a)	652	4,290
Capital Senior Living Corp. (a)	83	331
Cardinal Health, Inc.	1,145	55,132
Centene Corp. (a)	1,570	83,367
Chemed Corp.	62	19,844
Cigna Corp.	1,453	233,671
Community Health Systems, Inc. (a)	406	1,514
Corvel Corp. (a)	33	2,153
Cross Country Healthcare, Inc. (a)	89	626
CVS Health Corp.	4,929	265,821
DaVita HealthCare Partners, Inc. (a)	471	25,571
Diplomat Pharmacy, Inc. (a)	187	1,086
Encompass Health Corp.	387	22,601
G1 Therapeutics, Inc. (a)	93	1,544
HCA Holdings, Inc.	1,024	133,509
HealthEquity, Inc. (a)	206	15,240
Henry Schein, Inc. (a)	588	35,345
Humana, Inc.	524	139,384
Laboratory Corp. of America Holdings (a)	385	58,897
LHC Group, Inc. (a)	116	12,860
Magellan Health Services, Inc. (a)	92	6,065
McKesson Corp.	747	87,444
MEDNAX, Inc. (a)	369	10,026
Molina Healthcare, Inc. (a)	239	33,928
National Healthcare Corp.	33	2,504
National Vision Holdings, Inc. (a)	230	7,229
OptiNose, Inc. (a)	74	762
Owens & Minor, Inc.	217	890
Patterson Companies, Inc.	289	6,315
PetIQ, Inc. Class A (a)	60	1,885
Premier, Inc. (a)	203	7,001
Providence Service Corp.	39	2,598
Quest Diagnostics, Inc.	520	46,758
R1 RCM, Inc. (a)	359	3,472
RadNet, Inc. (a)	153	1,896
Select Medical Holdings Corp. (a)	391	5,509
Surgery Partners, Inc. (a)	49	553
Tenet Healthcare Corp. (a)	311	8,969
The Ensign Group, Inc.	186	9,521
Tivity Health, Inc. (a)	175	3,073
Triple-S Management Corp. (a)	104	2,373
U.S. Physical Therapy, Inc.	49	5,146
UnitedHealth Group, Inc.	3,673	908,186
Universal Health Services, Inc. Class B	327	43,743
Wellcare Health Plans, Inc. (a)	191	51,522
		2,744,824
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	640	6,106
Castlight Health, Inc. Class B (a)	342	1,283
Cerner Corp. (a)	1,257	71,913
Computer Programs & Systems, Inc.	60	1,781
Evolent Health, Inc. (a)	286	3,598
HealthStream, Inc.	82	2,301
HMS Holdings Corp. (a)	321	9,505
Inovalon Holdings, Inc. Class A (a)	292	3,630
Medidata Solutions, Inc. (a)	243	17,797
Nextgen Healthcare, Inc. (a)	194	3,265
Omnicell, Inc. (a)	155	12,530
Tabula Rasa HealthCare, Inc. (a)	64	3,611
Teladoc Health, Inc. (a)	265	14,734
Veeva Systems, Inc. Class A (a)	467	59,244
Vocera Communications, Inc. (a)	124	3,922
		215,220
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)	95	1,997
Agilent Technologies, Inc.	1,218	97,903
Bio-Rad Laboratories, Inc. Class A (a)	77	23,537
Bio-Techne Corp.	146	28,988
Bruker Corp.	371	14,261
Cambrex Corp. (a)	115	4,468
Charles River Laboratories International, Inc. (a)	187	27,162
Codexis, Inc. (a)	172	3,531
Fluidigm Corp. (a)	199	2,645
Illumina, Inc. (a)	561	174,297
IQVIA Holdings, Inc. (a)	605	87,029
Luminex Corp.	143	3,290
Medpace Holdings, Inc. (a)	93	5,484
Mettler-Toledo International, Inc. (a)	96	69,408
Nanostring Technologies, Inc. (a)	84	2,010
NeoGenomics, Inc. (a)	333	6,813
Pacific Biosciences of California, Inc. (a)	496	3,586
PerkinElmer, Inc.	432	41,628
PRA Health Sciences, Inc. (a)	219	24,154
Syneos Health, Inc. (a)	237	12,267
Thermo Fisher Scientific, Inc.	1,531	419,065
Waters Corp. (a)	289	72,744
		1,126,267
Pharmaceuticals - 4.2%
AcelRx Pharmaceuticals, Inc. (a)(b)	380	1,322
Aclaris Therapeutics, Inc. (a)	80	479
Adamis Pharmaceuticals Corp. (a)	261	551
Aerie Pharmaceuticals, Inc. (a)	149	7,078
Akcea Therapeutics, Inc. (a)	67	1,898
Akorn, Inc. (a)	279	982
Allergan PLC	1,210	177,156
Amneal Pharmaceuticals, Inc. (a)	282	3,996
Amphastar Pharmaceuticals, Inc. (a)	108	2,206
ANI Pharmaceuticals, Inc. (a)	36	2,539
Aratana Therapeutics, Inc. (a)	186	670
Assertio Therapeutics, Inc. (a)	157	796
Athenex, Inc. (a)	157	1,923
Biodelivery Sciences International, Inc. (a)	310	1,643
Bristol-Myers Squibb Co.	6,224	296,947
Catalent, Inc. (a)	543	22,040
Collegium Pharmaceutical, Inc. (a)	127	1,923
Corcept Therapeutics, Inc. (a)	401	4,708
CymaBay Therapeutics, Inc. (a)	205	2,722
Dermira, Inc. (a)	127	1,721
Dova Pharmaceuticals, Inc. (a)	86	765
Eli Lilly & Co.	3,600	467,136
Endo International PLC (a)	722	5,798
Evolus, Inc. (a)	49	1,106
Horizon Pharma PLC (a)	625	16,519
Innoviva, Inc. (a)	276	3,872
Intersect ENT, Inc. (a)	124	3,987
Intra-Cellular Therapies, Inc. (a)	175	2,132
Jazz Pharmaceuticals PLC (a)	231	33,021
Johnson & Johnson	10,244	1,432,009
Kala Pharmaceuticals, Inc. (a)	139	1,150
Lannett Co., Inc. (a)	145	1,141
Mallinckrodt PLC (a)	312	6,783
Marinus Pharmaceuticals, Inc. (a)	275	1,150
Melinta Therapeutics, Inc. (a)	4	14
Merck & Co., Inc.	9,924	825,379
Mylan NV (a)	1,974	55,943
MyoKardia, Inc. (a)	121	6,291
Nektar Therapeutics (a)	669	22,478
Neos Therapeutics, Inc. (a)	116	303
Ocular Therapeutix, Inc. (a)	194	770
Omeros Corp. (a)(b)	187	3,248
Pacira Pharmaceuticals, Inc. (a)	159	6,052
Paratek Pharmaceuticals, Inc. (a)	65	348
Perrigo Co. PLC	482	23,213
Pfizer, Inc.	22,080	937,738
Phibro Animal Health Corp. Class A	89	2,937
Prestige Brands Holdings, Inc. (a)	198	5,922
Reata Pharmaceuticals, Inc. (a)	56	4,786
Revance Therapeutics, Inc. (a)	100	1,576
Rhythm Pharmaceuticals, Inc. (a)	79	2,165
SIGA Technologies, Inc. (a)	162	974
Supernus Pharmaceuticals, Inc. (a)	195	6,833
Tetraphase Pharmaceuticals, Inc. (a)	39	52
The Medicines Company (a)	255	7,127
TherapeuticsMD, Inc. (a)(b)	802	3,906
Theravance Biopharma, Inc. (a)	173	3,922
Tricida, Inc.	59	2,279
WAVE Life Sciences (a)	58	2,253
Zoetis, Inc. Class A	1,834	184,629
Zogenix, Inc. (a)	152	8,362
Zynerba Pharmaceuticals, Inc. (a)	12	65
		4,629,434

TOTAL HEALTH CARE		15,438,797

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.4%
AAR Corp.	115	3,739
Aerojet Rocketdyne Holdings, Inc. (a)	264	9,380
AeroVironment, Inc. (a)	82	5,610
Arconic, Inc.	1,651	31,551
Astronics Corp. (a)	95	3,108
Axon Enterprise, Inc. (a)	228	12,405
BWX Technologies, Inc.	378	18,741
Cubic Corp.	109	6,130
Curtiss-Wright Corp.	177	20,061
Ducommun, Inc. (a)	29	1,262
General Dynamics Corp.	1,060	179,437
Harris Corp.	449	71,710
HEICO Corp.	164	15,559
HEICO Corp. Class A	271	22,780
Hexcel Corp.	340	23,514
Huntington Ingalls Industries, Inc.	165	34,188
KEYW Holding Corp. (a)	221	1,905
Kratos Defense & Security Solutions, Inc. (a)	346	5,408
L3 Technologies, Inc.	301	62,117
Lockheed Martin Corp.	945	283,651
Mercury Systems, Inc. (a)	190	12,175
Moog, Inc. Class A	121	10,521
National Presto Industries, Inc.	20	2,171
Northrop Grumman Corp.	662	178,475
Raytheon Co.	1,084	197,375
Spirit AeroSystems Holdings, Inc. Class A	410	37,527
Teledyne Technologies, Inc. (a)	140	33,181
Textron, Inc.	933	47,266
The Boeing Co.	2,018	769,706
TransDigm Group, Inc. (a)	185	83,988
Triumph Group, Inc.	194	3,698
United Technologies Corp.	3,100	399,559
Vectrus, Inc. (a)	59	1,569
Wesco Aircraft Holdings, Inc. (a)	290	2,549
		2,592,016
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	213	4,910
Atlas Air Worldwide Holdings, Inc. (a)	104	5,258
C.H. Robinson Worldwide, Inc.	535	46,540
Echo Global Logistics, Inc. (a)	91	2,255
Expeditors International of Washington, Inc.	666	50,549
FedEx Corp.	925	167,804
Forward Air Corp.	112	7,250
Hub Group, Inc. Class A (a)	119	4,861
United Parcel Service, Inc. Class B	2,657	296,893
XPO Logistics, Inc. (a)	487	26,171
		612,491
Airlines - 0.4%
Alaska Air Group, Inc.	475	26,657
Allegiant Travel Co.	52	6,732
American Airlines Group, Inc.	1,574	49,990
Delta Air Lines, Inc.	2,389	123,392
Hawaiian Holdings, Inc.	190	4,988
JetBlue Airways Corp. (a)	1,138	18,618
Mesa Air Group, Inc.	77	642
SkyWest, Inc.	196	10,641
Southwest Airlines Co.	1,932	100,290
Spirit Airlines, Inc. (a)	259	13,691
United Continental Holdings, Inc. (a)	876	69,887
		425,528
Building Products - 0.4%
A.O. Smith Corp.	564	30,072
AAON, Inc.	158	7,296
Advanced Drain Systems, Inc. Del	156	4,020
Allegion PLC	370	33,563
American Woodmark Corp. (a)	60	4,958
Apogee Enterprises, Inc.	106	3,974
Armstrong World Industries, Inc.	197	15,646
Builders FirstSource, Inc. (a)	451	6,016
Continental Building Products, Inc. (a)	137	3,396
COVIA Corp. (a)	109	609
CSW Industrials, Inc.	49	2,807
Fortune Brands Home & Security, Inc.	530	25,233
GCP Applied Technologies, Inc. (a)	279	8,258
Gibraltar Industries, Inc. (a)	121	4,914
GMS, Inc. (a)	123	1,860
Griffon Corp.	139	2,569
Insteel Industries, Inc.	66	1,381
Jeld-Wen Holding, Inc. (a)	250	4,415
Johnson Controls International PLC	3,521	130,066
Lennox International, Inc.	139	36,752
Masco Corp.	1,172	46,071
Masonite International Corp. (a)	92	4,590
NCI Building Systems, Inc. (a)	109	671
Owens Corning	428	20,167
Patrick Industries, Inc. (a)	85	3,852
PGT, Inc. (a)	238	3,296
Quanex Building Products Corp.	138	2,193
Resideo Technologies, Inc. (a)	485	9,356
Simpson Manufacturing Co. Ltd.	157	9,305
Trex Co., Inc. (a)	228	14,027
Universal Forest Products, Inc.	268	8,011
USG Corp.	326	14,116
		463,460
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	256	9,306
ACCO Brands Corp.	375	3,210
ADS Waste Holdings, Inc. (a)	261	7,308
Brady Corp. Class A	178	8,261
BrightView Holdings, Inc.	87	1,253
Casella Waste Systems, Inc. Class A (a)	157	5,583
Cintas Corp.	336	67,909
Clean Harbors, Inc. (a)	196	14,020
Copart, Inc. (a)	794	48,108
Covanta Holding Corp.	447	7,738
Deluxe Corp.	168	7,345
Ennis, Inc.	111	2,304
Evoqua Water Technologies Corp. (a)	213	2,680
Healthcare Services Group, Inc.	277	9,138
Heritage-Crystal Clean, Inc. (a)	46	1,263
Herman Miller, Inc.	229	8,056
HNI Corp.	168	6,097
Interface, Inc.	217	3,324
KAR Auction Services, Inc.	520	26,681
Kimball International, Inc. Class B	135	1,909
Knoll, Inc.	170	3,215
LSC Communications, Inc.	90	588
Matthews International Corp. Class A	124	4,582
McGrath RentCorp.	94	5,318
Mobile Mini, Inc.	171	5,804
MSA Safety, Inc.	129	13,339
Multi-Color Corp.	55	2,744
Pitney Bowes, Inc.	676	4,644
Quad/Graphics, Inc.	110	1,309
R.R. Donnelley & Sons Co.	324	1,529
Republic Services, Inc.	834	67,037
Rollins, Inc.	551	22,933
SP Plus Corp. (a)	79	2,695
Steelcase, Inc. Class A	348	5,063
Stericycle, Inc. (a)	327	17,795
Team, Inc. (a)	127	2,223
Tetra Tech, Inc.	206	12,276
The Brink's Co.	190	14,328
U.S. Ecology, Inc.	85	4,758
UniFirst Corp.	56	8,596
Viad Corp.	73	4,109
VSE Corp.	3	95
Waste Management, Inc.	1,499	155,761
		602,234
Construction & Engineering - 0.2%
AECOM (a)	585	17,357
Aegion Corp. (a)	121	2,126
Ameresco, Inc. Class A (a)	68	1,100
Arcosa, Inc.	196	5,988
Argan, Inc.	52	2,597
Comfort Systems U.S.A., Inc.	143	7,492
Dycom Industries, Inc. (a)	124	5,697
EMCOR Group, Inc.	214	15,639
Fluor Corp.	548	20,166
Granite Construction, Inc.	185	7,983
Great Lakes Dredge & Dock Corp. (a)	253	2,254
HC2 Holdings, Inc. (a)	258	632
Jacobs Engineering Group, Inc.	462	34,738
KBR, Inc.	548	10,461
Keane Group, Inc. (a)	190	2,069
MasTec, Inc. (a)	238	11,448
MYR Group, Inc. (a)	70	2,424
NV5 Holdings, Inc. (a)	31	1,840
Orion Group Holdings, Inc. (a)	179	523
Primoris Services Corp.	174	3,598
Quanta Services, Inc.	546	20,606
Sterling Construction Co., Inc. (a)	89	1,114
Tutor Perini Corp. (a)	145	2,482
Valmont Industries, Inc.	82	10,668
Williams Scotsman Corp. (a)	151	1,675
		192,677
Electrical Equipment - 0.6%
Acuity Brands, Inc.	157	18,842
Allied Motion Technologies, Inc.	28	963
AMETEK, Inc.	889	73,760
AZZ, Inc.	105	4,298
Eaton Corp. PLC	1,654	133,246
Emerson Electric Co.	2,391	163,712
Encore Wire Corp.	79	4,520
Energous Corp. (a)	47	298
EnerSys	157	10,230
Enphase Energy, Inc. (a)	275	2,538
Fortive Corp.	1,123	94,208
Generac Holdings, Inc. (a)	236	12,090
GrafTech International Ltd.	225	2,878
Hubbell, Inc. Class B	213	25,130
Plug Power, Inc. (a)	841	2,018
Regal Beloit Corp.	162	13,263
Rockwell Automation, Inc.	464	81,413
Sensata Technologies, Inc. PLC (a)	617	27,777
Sunrun, Inc. (a)	298	4,190
Thermon Group Holdings, Inc. (a)	114	2,794
TPI Composites, Inc. (a)	66	1,889
Vicor Corp. (a)	59	1,830
Vivint Solar, Inc. (a)	242	1,203
		683,090
Industrial Conglomerates - 1.3%
3M Co.	2,225	462,311
Carlisle Companies, Inc.	225	27,590
General Electric Co.	33,249	332,158
Honeywell International, Inc.	2,827	449,267
ITT, Inc.	348	20,184
Raven Industries, Inc.	124	4,758
Roper Technologies, Inc.	395	135,078
		1,431,346
Machinery - 1.8%
Actuant Corp. Class A	214	5,215
AGCO Corp.	248	17,248
Alamo Group, Inc.	33	3,298
Albany International Corp. Class A	110	7,875
Allison Transmission Holdings, Inc.	447	20,079
Altra Industrial Motion Corp.	237	7,359
Apergy Corp. (a)	285	11,702
Astec Industries, Inc.	94	3,549
Barnes Group, Inc.	174	8,945
Blue Bird Corp. (a)	53	897
Briggs & Stratton Corp.	168	1,987
Cactus, Inc. (a)	137	4,877
Caterpillar, Inc.	2,256	305,665
Chart Industries, Inc. (a)	116	10,500
CIRCOR International, Inc. (a)	79	2,575
Colfax Corp. (a)	346	10,269
Columbus McKinnon Corp. (NY Shares)	79	2,714
Commercial Vehicle Group, Inc. (a)	67	514
Crane Co.	189	15,993
Cummins, Inc.	563	88,881
Deere & Co.	1,227	196,124
Dmc Global, Inc.	50	2,482
Donaldson Co., Inc.	480	24,029
Douglas Dynamics, Inc.	89	3,388
Dover Corp.	561	52,622
Energy Recovery, Inc. (a)	75	655
EnPro Industries, Inc.	79	5,092
ESCO Technologies, Inc.	103	6,904
Federal Signal Corp.	210	5,458
Flowserve Corp.	489	22,073
Franklin Electric Co., Inc.	151	7,715
Gardner Denver Holdings, Inc. (a)	503	13,988
Gates Industrial Corp. PLC (a)	173	2,481
Global Brass & Copper Holdings, Inc.	77	2,652
Gorman-Rupp Co.	83	2,817
Graco, Inc.	646	31,990
Greenbrier Companies, Inc.	126	4,061
Harsco Corp. (a)	312	6,290
Hillenbrand, Inc.	232	9,635
Hyster-Yale Materials Handling Class A	32	1,996
IDEX Corp.	297	45,067
Illinois Tool Works, Inc.	1,164	167,069
Ingersoll-Rand PLC	936	101,041
John Bean Technologies Corp.	117	10,751
Kadant, Inc.	44	3,870
Kennametal, Inc.	311	11,429
Lincoln Electric Holdings, Inc.	263	22,058
Lindsay Corp.	43	4,162
Lydall, Inc. (a)	57	1,337
Manitowoc Co., Inc. (a)	138	2,265
Meritor, Inc. (a)	315	6,410
Middleby Corp. (a)(b)	216	28,086
Milacron Holdings Corp. (a)	263	2,977
Mueller Industries, Inc.	227	7,114
Mueller Water Products, Inc. Class A	552	5,542
Navistar International Corp. New (a)	252	8,140
NN, Inc.	162	1,213
Nordson Corp.	204	27,034
Oshkosh Corp.	271	20,360
PACCAR, Inc.	1,334	90,899
Parker Hannifin Corp.	508	87,183
Pentair PLC	600	26,706
ProPetro Holding Corp. (a)	268	6,041
Proto Labs, Inc. (a)	105	11,040
RBC Bearings, Inc. (a)	91	11,572
Rexnord Corp. (a)	394	9,905
Snap-On, Inc.	214	33,495
Spartan Motors, Inc.	75	662
SPX Corp. (a)	166	5,775
SPX Flow, Inc. (a)	151	4,817
Standex International Corp.	49	3,597
Stanley Black & Decker, Inc.	578	78,706
Sun Hydraulics Corp.	102	4,744
Tennant Co.	72	4,470
Terex Corp.	237	7,615
Timken Co.	258	11,254
Titan International, Inc.	190	1,134
Toro Co.	406	27,949
TriMas Corp. (a)	158	4,776
Trinity Industries, Inc.	566	12,299
Wabash National Corp.	234	3,171
WABCO Holdings, Inc. (a)	200	26,366
Wabtec Corp. (b)	511	37,671
Watts Water Technologies, Inc. Class A	101	8,163
Woodward, Inc.	208	19,737
Xylem, Inc.	691	54,617
		2,002,883
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)	280	1,302
Genco Shipping & Trading Ltd. (a)	96	716
Kirby Corp. (a)	199	14,947
Matson, Inc.	152	5,486
		22,451
Professional Services - 0.5%
Asgn, Inc. (a)	190	12,063
Barrett Business Services, Inc.	29	2,243
BG Staffing, Inc.	37	808
CBIZ, Inc. (a)	215	4,352
CoStar Group, Inc. (a)	140	65,299
CRA International, Inc.	30	1,516
Equifax, Inc.	461	54,629
Exponent, Inc.	192	11,082
Forrester Research, Inc.	44	2,127
FTI Consulting, Inc. (a)	142	10,908
Heidrick & Struggles International, Inc.	75	2,875
Huron Consulting Group, Inc. (a)	89	4,203
ICF International, Inc.	72	5,478
IHS Markit Ltd. (a)	1,371	74,555
InnerWorkings, Inc. (a)	115	416
Insperity, Inc.	143	17,683
Kelly Services, Inc. Class A (non-vtg.)	108	2,382
Kforce, Inc.	82	2,880
Korn Ferry	214	9,583
Manpower, Inc.	249	20,590
Navigant Consulting, Inc.	170	3,310
Nielsen Holdings PLC	1,375	32,546
Resources Connection, Inc.	97	1,604
Robert Half International, Inc.	455	29,648
TransUnion Holding Co., Inc.	715	47,791
TriNet Group, Inc. (a)	173	10,335
TrueBlue, Inc. (a)	127	3,002
Verisk Analytics, Inc.	629	83,657
WageWorks, Inc. (a)	142	5,362
Willdan Group, Inc. (a)	46	1,705
		524,632
Road & Rail - 1.0%
AMERCO	28	10,402
ArcBest Corp.	92	2,833
Avis Budget Group, Inc. (a)	241	8,401
Covenant Transport Group, Inc. Class A (a)	46	873
CSX Corp.	3,064	229,248
Daseke, Inc. (a)	301	1,532
Genesee & Wyoming, Inc. Class A (a)	217	18,909
Heartland Express, Inc.	192	3,702
J.B. Hunt Transport Services, Inc.	342	34,641
Kansas City Southern	393	45,580
Knight-Swift Transportation Holdings, Inc. Class A	485	15,850
Landstar System, Inc.	154	16,846
Marten Transport Ltd.	127	2,264
Norfolk Southern Corp.	1,039	194,179
Old Dominion Freight Lines, Inc.	256	36,964
Ryder System, Inc.	198	12,274
Saia, Inc. (a)	102	6,232
Schneider National, Inc. Class B	82	1,726
U.S. Xpress Enterprises, Inc.	105	694
U.S.A. Truck, Inc. (a)	46	664
Union Pacific Corp.	2,815	470,668
Universal Logistics Holdings, Inc.	45	886
Werner Enterprises, Inc.	153	5,225
YRC Worldwide, Inc. (a)	116	776
		1,121,369
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	371	12,744
Aircastle Ltd.	183	3,704
Applied Industrial Technologies, Inc.	147	8,742
Beacon Roofing Supply, Inc. (a)	258	8,297
BlueLinx Corp. (a)	35	932
BMC Stock Holdings, Inc. (a)	266	4,700
CAI International, Inc. (a)	77	1,786
DXP Enterprises, Inc. (a)	57	2,218
Fastenal Co.	1,104	70,998
GATX Corp.	140	10,692
General Finance Corp. (a)	102	952
H&E Equipment Services, Inc.	116	2,913
HD Supply Holdings, Inc. (a)	717	31,082
Herc Holdings, Inc. (a)	95	3,703
Kaman Corp.	102	5,961
MRC Global, Inc. (a)	335	5,856
MSC Industrial Direct Co., Inc. Class A	171	14,143
Now, Inc. (a)	431	6,017
Rush Enterprises, Inc. Class A	112	4,683
SiteOne Landscape Supply, Inc. (a)	156	8,915
Systemax, Inc.	49	1,109
Textainer Group Holdings Ltd. (a)	61	589
Titan Machinery, Inc. (a)	65	1,011
Triton International Ltd.	196	6,096
United Rentals, Inc. (a)	313	35,760
Univar, Inc. (a)	456	10,105
Veritiv Corp. (a)	38	1,000
W.W. Grainger, Inc.	175	52,663
Watsco, Inc.	127	18,188
WESCO International, Inc. (a)	179	9,489
		345,048
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	292	12,036

TOTAL INDUSTRIALS		11,031,261

INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 1.2%
ADTRAN, Inc.	167	2,288
Applied Optoelectronics, Inc. (a)	70	854
Arista Networks, Inc. (a)	200	62,892
Arris International PLC (a)	624	19,725
CalAmp Corp. (a)	151	1,900
Calix Networks, Inc. (a)	130	1,001
Ciena Corp. (a)	558	20,836
Cisco Systems, Inc.	17,171	927,062
CommScope Holding Co., Inc. (a)	742	16,124
Comtech Telecommunications Corp.	90	2,090
EchoStar Holding Corp. Class A (a)	191	6,962
Extreme Networks, Inc. (a)	456	3,415
F5 Networks, Inc. (a)	237	37,192
Finisar Corp. (a)	433	10,033
Harmonic, Inc. (a)	320	1,734
Infinera Corp. (a)	532	2,309
InterDigital, Inc.	121	7,984
Juniper Networks, Inc.	1,340	35,470
Lumentum Holdings, Inc. (a)	281	15,888
Maxar Technologies, Inc.	219	880
Motorola Solutions, Inc.	627	88,043
NETGEAR, Inc. (a)	111	3,676
NetScout Systems, Inc. (a)	251	7,046
Plantronics, Inc.	118	5,441
Quantenna Communications, Inc. (a)	129	3,139
Sonus Networks, Inc. (a)	174	896
Ubiquiti Networks, Inc.	75	11,228
ViaSat, Inc. (a)	213	16,508
Viavi Solutions, Inc. (a)	861	10,659
		1,323,275
Electronic Equipment & Components - 0.9%
ADT, Inc.	451	2,882
Amphenol Corp. Class A	1,149	108,512
Anixter International, Inc. (a)	110	6,172
Arlo Technologies, Inc.	335	1,384
Arrow Electronics, Inc. (a)	327	25,199
Avnet, Inc.	421	18,259
AVX Corp.	168	2,913
Badger Meter, Inc.	129	7,178
Belden, Inc.	161	8,646
Benchmark Electronics, Inc.	162	4,253
Cardtronics PLC (a)	133	4,732
Casa Systems, Inc. (a)	111	921
CDW Corp.	574	55,316
Cognex Corp.	667	33,924
Coherent, Inc. (a)	92	13,038
Control4 Corp. (a)	115	1,947
Corning, Inc.	3,059	101,253
CTS Corp.	109	3,201
Daktronics, Inc.	114	849
Dell Technologies, Inc. (a)	572	33,571
Dolby Laboratories, Inc. Class A	242	15,239
ePlus, Inc. (a)	46	4,073
Fabrinet (a)	144	7,540
FARO Technologies, Inc. (a)	72	3,162
Fitbit, Inc. (a)(b)	743	4,399
FLIR Systems, Inc.	523	24,884
II-VI, Inc. (a)	220	8,193
Insight Enterprises, Inc. (a)	142	7,819
IPG Photonics Corp. (a)	135	20,490
Itron, Inc. (a)	123	5,738
Jabil, Inc.	547	14,545
KEMET Corp.	220	3,733
Keysight Technologies, Inc. (a)	718	62,610
Knowles Corp. (a)	323	5,694
Littelfuse, Inc.	100	18,248
Mesa Laboratories, Inc.	14	3,227
Methode Electronics, Inc. Class A	136	3,914
MTS Systems Corp.	74	4,030
National Instruments Corp.	423	18,764
Novanta, Inc. (a)	121	10,252
OSI Systems, Inc. (a)	61	5,344
Par Technology Corp. (a)	38	929
Park Electrochemical Corp.	68	1,068
PC Connection, Inc.	41	1,503
PC Mall, Inc. (a)	27	989
Plexus Corp. (a)	115	7,009
Rogers Corp. (a)	70	11,122
Sanmina Corp. (a)	245	7,068
ScanSource, Inc. (a)	92	3,295
SYNNEX Corp.	162	15,453
TE Connectivity Ltd.	1,312	105,944
Tech Data Corp. (a)	142	14,542
Trimble, Inc. (a)	977	39,471
TTM Technologies, Inc. (a)	341	4,000
Vishay Intertechnology, Inc.	496	9,161
Vishay Precision Group, Inc. (a)	46	1,574
Zebra Technologies Corp. Class A (a)	206	43,163
		952,339
Internet Software & Services - 0.0%
Razer, Inc. (a)(c)	14,000	2,943
IT Services - 5.0%
Accenture PLC Class A	2,432	428,081
Akamai Technologies, Inc. (a)	625	44,819
Alliance Data Systems Corp.	181	31,671
Amdocs Ltd.	547	29,598
Automatic Data Processing, Inc.	1,665	265,967
Booz Allen Hamilton Holding Corp. Class A	548	31,861
Broadridge Financial Solutions, Inc.	447	46,349
CACI International, Inc. Class A (a)	92	16,746
Carbonite, Inc. (a)	118	2,928
Cass Information Systems, Inc.	41	1,939
Cognizant Technology Solutions Corp. Class A	2,208	159,970
Conduent, Inc. (a)	691	9,557
CoreLogic, Inc. (a)	322	11,998
CSG Systems International, Inc.	131	5,541
DXC Technology Co.	1,070	68,812
Endurance International Group Holdings, Inc. (a)	325	2,356
EPAM Systems, Inc. (a)	199	33,657
Euronet Worldwide, Inc. (a)	198	28,233
Everi Holdings, Inc. (a)	270	2,840
EVERTEC, Inc.	239	6,647
EVO Payments, Inc. Class A	83	2,411
ExlService Holdings, Inc. (a)	127	7,623
Fidelity National Information Services, Inc.	1,245	140,810
First Data Corp. Class A (a)	2,165	56,875
Fiserv, Inc. (a)	1,520	134,186
FleetCor Technologies, Inc. (a)	338	83,347
Gartner, Inc. (a)	350	53,088
Genpact Ltd.	519	18,258
Global Payments, Inc.	607	82,868
GoDaddy, Inc. (a)	641	48,197
GreenSky, Inc. Class A	157	2,032
GTT Communications, Inc. (a)(b)	132	4,580
Hackett Group, Inc.	103	1,627
i3 Verticals, Inc. Class A	42	1,009
IBM Corp.	3,472	489,899
Internap Network Services Corp. (a)	15	74
Jack Henry & Associates, Inc.	298	41,345
Leidos Holdings, Inc.	576	36,916
Limelight Networks, Inc. (a)	540	1,744
Liveramp Holdings, Inc. (a)	257	14,024
ManTech International Corp. Class A	90	4,862
MasterCard, Inc. Class A	3,470	817,012
Maximus, Inc.	253	17,958
MoneyGram International, Inc. (a)	23	47
MongoDB, Inc. Class A (a)	105	15,437
NIC, Inc.	269	4,597
Okta, Inc. (a)	299	24,736
Paychex, Inc.	1,216	97,523
PayPal Holdings, Inc. (a)	4,501	467,384
Perficient, Inc. (a)	114	3,122
Perspecta, Inc.	527	10,656
Presidio, Inc.	141	2,087
Sabre Corp.	1,031	22,053
Science Applications International Corp.	203	15,621
Square, Inc. (a)	1,178	88,256
Switch, Inc. Class A	179	1,845
Sykes Enterprises, Inc. (a)	158	4,468
The Western Union Co.	1,692	31,251
Total System Services, Inc.	645	61,281
Travelport Worldwide Ltd.	493	7,755
Ttec Holdings, Inc.	45	1,630
Twilio, Inc. Class A (a)	303	39,142
Unisys Corp. (a)(b)	171	1,996
VeriSign, Inc. (a)	406	73,713
Virtusa Corp. (a)	99	5,292
Visa, Inc. Class A	6,709	1,047,879
WEX, Inc. (a)	161	30,910
Worldpay, Inc. (a)	1,151	130,639
		5,479,635
Semiconductors & Semiconductor Equipment - 3.6%
Acacia Communications, Inc. (a)	102	5,850
Adesto Technologies Corp. (a)	135	817
Advanced Energy Industries, Inc. (a)	146	7,253
Advanced Micro Devices, Inc. (a)	3,355	85,620
Amkor Technology, Inc. (a)	492	4,202
Analog Devices, Inc.	1,412	148,641
Applied Materials, Inc.	3,751	148,765
Aquantia Corp. (a)	125	1,133
Axcelis Technologies, Inc. (a)	104	2,092
AXT, Inc. (a)	55	245
Broadcom, Inc.	1,579	474,821
Brooks Automation, Inc.	272	7,978
Cabot Microelectronics Corp.	114	12,763
Ceva, Inc. (a)	84	2,265
Cirrus Logic, Inc. (a)	224	9,424
Cohu, Inc.	150	2,213
Cree, Inc. (a)	383	21,915
Cypress Semiconductor Corp.	1,360	20,291
Diodes, Inc. (a)	157	5,448
Entegris, Inc.	552	19,701
First Solar, Inc. (a)	282	14,901
FormFactor, Inc. (a)	300	4,827
Ichor Holdings Ltd. (a)	101	2,281
Impinj, Inc. (a)	44	737
Inphi Corp. (a)	169	7,392
Integrated Device Technology, Inc. (a)	491	24,054
Intel Corp.	17,436	936,313
KLA-Tencor Corp.	585	69,855
Kulicke & Soffa Industries, Inc.	260	5,749
Lam Research Corp.	592	105,974
Lattice Semiconductor Corp. (a)	512	6,108
MACOM Technology Solutions Holdings, Inc. (a)	166	2,774
Marvell Technology Group Ltd.	2,272	45,190
Maxim Integrated Products, Inc.	1,070	56,892
MaxLinear, Inc. Class A (a)	256	6,536
Microchip Technology, Inc.	907	75,245
Micron Technology, Inc. (a)	4,272	176,562
MKS Instruments, Inc.	211	19,634
Monolithic Power Systems, Inc.	147	19,917
Nanometrics, Inc. (a)	90	2,779
NeoPhotonics Corp. (a)	104	654
NVE Corp.	22	2,154
NVIDIA Corp.	2,331	418,554
ON Semiconductor Corp. (a)	1,616	33,241
PDF Solutions, Inc. (a)	76	939
Photronics, Inc. (a)	267	2,523
Pixelworks, Inc. (a)	100	392
Power Integrations, Inc.	103	7,204
Qorvo, Inc. (a)	482	34,574
Qualcomm, Inc.	4,630	264,049
Rambus, Inc. (a)	363	3,793
Rudolph Technologies, Inc. (a)	123	2,804
Semtech Corp. (a)	249	12,677
Silicon Laboratories, Inc. (a)	166	13,423
Skyworks Solutions, Inc.	681	56,169
SMART Global Holdings, Inc. (a)	51	979
SolarEdge Technologies, Inc. (a)	155	5,840
SunPower Corp. (a)	218	1,419
Synaptics, Inc. (a)	121	4,810
Teradyne, Inc.	696	27,729
Texas Instruments, Inc.	3,670	389,277
Ultra Clean Holdings, Inc. (a)	182	1,884
Universal Display Corp.	162	24,762
Veeco Instruments, Inc. (a)	207	2,244
Versum Materials, Inc.	417	20,979
Xilinx, Inc.	965	122,352
Xperi Corp.	181	4,235
		4,024,817
Software - 6.7%
2U, Inc. (a)	221	15,658
8x8, Inc. (a)	350	7,070
A10 Networks, Inc. (a)	232	1,645
ACI Worldwide, Inc. (a)	426	14,003
Adobe, Inc. (a)	1,864	496,737
Alarm.com Holdings, Inc. (a)	142	9,216
Altair Engineering, Inc. Class A (a)	104	3,828
Alteryx, Inc. Class A (a)	118	9,897
American Software, Inc. Class A	101	1,207
ANSYS, Inc. (a)	322	58,833
AppFolio, Inc. (a)	41	3,255
Appian Corp. Class A (a)	102	3,512
Aspen Technology, Inc. (a)	275	28,672
Autodesk, Inc. (a)	838	130,577
Avaya Holdings Corp. (a)	406	6,833
Benefitfocus, Inc. (a)	94	4,655
Black Knight, Inc. (a)	543	29,594
Blackbaud, Inc.	192	15,308
BlackLine, Inc. (a)	132	6,114
Bottomline Technologies, Inc. (a)	139	6,963
Box, Inc. Class A (a)	552	10,659
Cadence Design Systems, Inc. (a)	1,078	68,464
Cardlytics, Inc. (a)	48	794
CDK Global, Inc.	497	29,234
Ceridian HCM Holding, Inc.	129	6,618
Cision Ltd. (a)	253	3,484
Citrix Systems, Inc.	489	48,734
Cloudera, Inc. (a)	850	9,299
CommVault Systems, Inc. (a)	144	9,323
Cornerstone OnDemand, Inc. (a)	195	10,682
Coupa Software, Inc. (a)	194	17,650
Digimarc Corp. (a)	49	1,538
Domo, Inc. Class B	35	1,412
Dropbox, Inc. Class A (a)	336	7,325
Ebix, Inc.	78	3,851
eGain Communications Corp. (a)	87	909
Ellie Mae, Inc. (a)	135	13,323
Envestnet, Inc. (a)	168	10,986
Everbridge, Inc. (a)	102	7,651
Fair Isaac Corp. (a)	114	30,966
FireEye, Inc. (a)	780	13,096
Five9, Inc. (a)	225	11,887
Forescout Technologies, Inc. (a)	79	3,311
Fortinet, Inc. (a)	558	46,855
Guidewire Software, Inc. (a)	303	29,439
HubSpot, Inc. (a)	136	22,605
Instructure, Inc. (a)	114	5,372
Intuit, Inc.	990	258,796
j2 Global, Inc.	178	15,415
LivePerson, Inc. (a)	209	6,065
LogMeIn, Inc.	192	15,379
Manhattan Associates, Inc. (a)	275	15,155
Microsoft Corp.	29,526	3,482,270
MicroStrategy, Inc. Class A (a)	37	5,337
Mitek Systems, Inc. (a)	118	1,444
MobileIron, Inc. (a)	330	1,805
Model N, Inc. (a)	76	1,333
Monotype Imaging Holdings, Inc.	164	3,262
New Relic, Inc. (a)	172	16,976
Nuance Communications, Inc. (a)	1,083	18,335
Nutanix, Inc. Class A (a)	292	11,020
Onespan, Inc. (a)	119	2,287
Oracle Corp.	9,725	522,330
Palo Alto Networks, Inc. (a)	360	87,437
Parametric Technology Corp. (a)	415	38,255
Paycom Software, Inc. (a)	188	35,556
Paylocity Holding Corp. (a)	122	10,881
Pegasystems, Inc.	140	9,100
Pivotal Software, Inc.	155	3,232
Pluralsight, Inc.	90	2,857
Progress Software Corp.	163	7,232
Proofpoint, Inc. (a)	210	25,500
PROS Holdings, Inc. (a)	124	5,238
Q2 Holdings, Inc. (a)	134	9,281
QAD, Inc. Class A	40	1,723
Qualys, Inc. (a)	131	10,839
Rapid7, Inc. (a)	148	7,490
RealPage, Inc. (a)	276	16,750
Red Hat, Inc. (a)	673	122,957
RingCentral, Inc. (a)	266	28,675
SailPoint Technologies Holding, Inc. (a)	234	6,720
Salesforce.com, Inc. (a)	2,922	462,757
SecureWorks Corp. (a)	46	846
ServiceNow, Inc. (a)	684	168,599
ShotSpotter, Inc. (a)	27	1,042
Smartsheet, Inc.	58	2,366
Splunk, Inc. (a)	562	70,025
SPS Commerce, Inc. (a)	67	7,106
SS&C Technologies Holdings, Inc.	831	52,926
Symantec Corp.	2,447	56,257
Synopsys, Inc. (a)	576	66,326
Tableau Software, Inc. (a)	274	34,875
Teradata Corp. (a)	439	19,162
The Rubicon Project, Inc. (a)	138	839
The Trade Desk, Inc. (a)	140	27,713
TiVo Corp.	442	4,119
Tyler Technologies, Inc. (a)	151	30,864
Ultimate Software Group, Inc. (a)	119	39,285
Upland Software, Inc. (a)	67	2,838
Varonis Systems, Inc. (a)	107	6,380
Verint Systems, Inc. (a)	239	14,307
VirnetX Holding Corp. (a)	205	1,298
VMware, Inc. Class A	291	52,528
Workday, Inc. Class A (a)	558	107,610
Workiva, Inc. (a)	101	5,121
Yext, Inc. (a)	222	4,853
Zendesk, Inc. (a)	413	35,105
Zix Corp. (a)	196	1,348
Zuora, Inc.	56	1,122
		7,363,593
Technology Hardware, Storage & Peripherals - 3.3%
3D Systems Corp. (a)	409	4,401
Apple, Inc.	17,225	3,271,889
Cray, Inc. (a)	156	4,064
Diebold Nixdorf, Inc.	336	3,720
Electronics for Imaging, Inc. (a)	172	4,627
Hewlett Packard Enterprise Co.	5,442	83,970
HP, Inc.	6,038	117,318
Immersion Corp. (a)	125	1,054
NCR Corp. (a)	461	12,581
NetApp, Inc.	964	66,844
Pure Storage, Inc. Class A (a)	683	14,883
Seagate Technology LLC	1,001	47,938
U.S.A. Technologies, Inc. (a)	170	706
Western Digital Corp.	1,109	53,299
Xerox Corp.	778	24,880
		3,712,174

TOTAL INFORMATION TECHNOLOGY		22,858,776

MATERIALS - 2.9%
Chemicals - 2.0%
A. Schulman, Inc. rights (a)(d)	54	23
AdvanSix, Inc. (a)	109	3,114
Air Products & Chemicals, Inc.	835	159,452
Albemarle Corp. U.S.	411	33,694
American Vanguard Corp.	121	2,084
Amyris, Inc. (a)	218	456
Ashland Global Holdings, Inc.	246	19,220
Axalta Coating Systems Ltd. (a)	801	20,193
Balchem Corp.	122	11,322
Cabot Corp.	239	9,950
Celanese Corp. Class A	514	50,686
CF Industries Holdings, Inc.	888	36,301
Chase Corp.	25	2,314
DowDuPont, Inc.	8,769	467,475
Eastman Chemical Co.	543	41,203
Ecolab, Inc.	967	170,714
Element Solutions, Inc. (a)	861	8,696
Ferro Corp. (a)	328	6,209
Flotek Industries, Inc. (a)	172	557
FMC Corp.	596	45,785
FutureFuel Corp.	94	1,260
H.B. Fuller Co.	189	9,193
Hawkins, Inc.	34	1,252
Huntsman Corp.	846	19,027
Ingevity Corp. (a)	163	17,214
Innophos Holdings, Inc.	77	2,321
Innospec, Inc.	95	7,918
International Flavors & Fragrances, Inc.	387	49,842
Intrepid Potash, Inc. (a)	452	1,713
Koppers Holdings, Inc. (a)	74	1,923
Kraton Performance Polymers, Inc. (a)	120	3,862
Kronos Worldwide, Inc.	103	1,444
Linde PLC	2,106	370,509
LyondellBasell Industries NV Class A	1,202	101,064
Minerals Technologies, Inc.	135	7,937
NewMarket Corp.	33	14,307
Olin Corp.	632	14,624
OMNOVA Solutions, Inc. (a)	142	997
PolyOne Corp.	296	8,676
PPG Industries, Inc.	915	103,276
PQ Group Holdings, Inc. (a)	116	1,760
Quaker Chemical Corp.	50	10,017
Rayonier Advanced Materials, Inc.	220	2,983
RPM International, Inc.	500	29,020
Sensient Technologies Corp.	167	11,321
Sherwin-Williams Co.	314	135,243
Stepan Co.	78	6,827
The Chemours Co. LLC	658	24,451
The Mosaic Co.	1,368	37,360
The Scotts Miracle-Gro Co. Class A	145	11,394
Tredegar Corp.	93	1,501
Trinseo SA	155	7,022
Tronox Holdings PLC	369	4,852
Valvoline, Inc.	701	13,011
Venator Materials PLC (a)	139	781
W.R. Grace & Co.	250	19,510
Westlake Chemical Corp.	148	10,043
		2,154,903
Construction Materials - 0.1%
Eagle Materials, Inc.	187	15,764
Forterra, Inc. (a)	19	80
Martin Marietta Materials, Inc.	241	48,484
nVent Electric PLC	605	16,323
Summit Materials, Inc. (a)	424	6,729
U.S. Concrete, Inc. (a)	62	2,568
Vulcan Materials Co.	505	59,792
		149,740
Containers & Packaging - 0.4%
Aptargroup, Inc.	236	25,108
Avery Dennison Corp.	334	37,742
Ball Corp.	1,293	74,813
Bemis Co., Inc.	350	19,418
Berry Global Group, Inc. (a)	501	26,989
Crown Holdings, Inc. (a)	506	27,612
Graphic Packaging Holding Co.	1,157	14,613
Greif, Inc. Class A	102	4,208
International Paper Co.	1,550	71,719
Myers Industries, Inc.	130	2,224
Owens-Illinois, Inc.	607	11,521
Packaging Corp. of America	365	36,274
Sealed Air Corp.	604	27,820
Silgan Holdings, Inc.	293	8,682
Sonoco Products Co.	378	23,258
WestRock Co.	974	37,353
		449,354
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)(b)	1,113	3,061
Alcoa Corp. (a)	703	19,796
Allegheny Technologies, Inc. (a)	476	12,171
Atkore International Group, Inc. (a)	171	3,682
Carpenter Technology Corp.	179	8,207
Century Aluminum Co. (a)	213	1,891
Cleveland-Cliffs, Inc.	1,111	11,099
Coeur d'Alene Mines Corp. (a)	843	3,439
Commercial Metals Co.	436	7,447
Compass Minerals International, Inc.	130	7,068
Freeport-McMoRan, Inc.	5,541	71,423
Gold Resource Corp.	192	755
Haynes International, Inc.	56	1,838
Hecla Mining Co.	1,802	4,145
Kaiser Aluminum Corp.	62	6,493
Livent Corp.	455	5,587
Materion Corp.	79	4,508
McEwen Mining, Inc.	1,043	1,565
Newmont Mining Corp.	2,031	72,649
Nucor Corp.	1,204	70,253
Olympic Steel, Inc.	50	794
Reliance Steel & Aluminum Co.	263	23,738
Royal Gold, Inc.	252	22,914
Ryerson Holding Corp. (a)	91	779
Schnitzer Steel Industries, Inc. Class A	107	2,568
Steel Dynamics, Inc.	888	31,320
SunCoke Energy, Inc.	209	1,774
TimkenSteel Corp. (a)	156	1,694
United States Steel Corp.	694	13,526
Universal Stainless & Alloy Products, Inc. (a)	61	1,011
Warrior Metropolitan Coal, Inc.	159	4,834
Worthington Industries, Inc.	157	5,859
		427,888
Paper & Forest Products - 0.0%
Boise Cascade Co.	140	3,746
Clearwater Paper Corp. (a)	66	1,286
Domtar Corp.	232	11,519
Louisiana-Pacific Corp.	537	13,092
Mercer International, Inc. (SBI)	182	2,459
Neenah, Inc.	61	3,926
P.H. Glatfelter Co.	150	2,118
Resolute Forest Products	354	2,797
Schweitzer-Mauduit International, Inc.	110	4,259
Verso Corp. (a)	118	2,528
		47,730

TOTAL MATERIALS		3,229,615

REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 3.8%
Acadia Realty Trust (SBI)	300	8,181
Agree Realty Corp.	142	9,846
Alexander & Baldwin, Inc.	254	6,462
Alexanders, Inc.	14	5,266
Alexandria Real Estate Equities, Inc.	411	58,592
American Assets Trust, Inc.	148	6,787
American Campus Communities, Inc.	536	25,503
American Finance Trust, Inc.	200	2,160
American Homes 4 Rent Class A	1,003	22,788
American Tower Corp.	1,680	331,061
Americold Realty Trust	236	7,200
Apartment Investment & Management Co. Class A	584	29,369
Apple Hospitality (REIT), Inc.	798	13,007
Armada Hoffler Properties, Inc.	209	3,258
Ashford Hospitality Trust, Inc.	297	1,411
AvalonBay Communities, Inc.	527	105,785
Bluerock Residential Growth (REIT), Inc.	100	1,078
Boston Properties, Inc.	590	78,989
Braemar Hotels & Resorts, Inc.	135	1,648
Brandywine Realty Trust (SBI)	664	10,531
Brixmor Property Group, Inc.	1,128	20,721
Camden Property Trust (SBI)	357	36,236
CareTrust (REIT), Inc.	356	8,352
CatchMark Timber Trust, Inc.	168	1,650
CBL & Associates Properties, Inc. (b)	625	969
Cedar Realty Trust, Inc.	264	898
Chatham Lodging Trust	172	3,309
Chesapeake Lodging Trust	236	6,563
City Office REIT, Inc.	179	2,024
Colony Capital, Inc.	1,878	9,991
Columbia Property Trust, Inc.	449	10,107
Community Healthcare Trust, Inc.	67	2,405
CorEnergy Infrastructure Trust, Inc.	47	1,727
CorePoint Lodging, Inc.	163	1,821
CoreSite Realty Corp.	145	15,518
Corporate Office Properties Trust (SBI)	395	10,784
Corrections Corp. of America	456	8,869
Cousins Properties, Inc.	1,580	15,263
Crown Castle International Corp.	1,583	202,624
CubeSmart	695	22,268
CyrusOne, Inc.	397	20,819
DDR Corp.	606	8,254
DiamondRock Hospitality Co.	744	8,058
Digital Realty Trust, Inc.	788	93,772
Douglas Emmett, Inc.	606	24,495
Duke Realty Corp.	1,381	42,231
Easterly Government Properties, Inc.	194	3,494
EastGroup Properties, Inc.	137	15,295
Empire State Realty Trust, Inc.	491	7,758
EPR Properties	279	21,455
Equinix, Inc.	306	138,667
Equity Commonwealth	483	15,789
Equity Lifestyle Properties, Inc.	346	39,548
Equity Residential (SBI)	1,407	105,975
Essential Properties Realty Trust, Inc.	123	2,401
Essex Property Trust, Inc.	251	72,599
Extra Space Storage, Inc.	484	49,324
Farmland Partners, Inc.	75	480
Federal Realty Investment Trust (SBI)	286	39,425
First Industrial Realty Trust, Inc.	518	18,316
Four Corners Property Trust, Inc.	304	8,998
Franklin Street Properties Corp.	453	3,257
Front Yard Residential Corp. Class B	216	2,002
Gaming & Leisure Properties	762	29,390
Getty Realty Corp.	123	3,940
Gladstone Commercial Corp.	116	2,409
Gladstone Land Corp.	81	1,025
Global Medical REIT, Inc.	16	157
Global Net Lease, Inc.	294	5,557
Government Properties Income Trust	174	4,809
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	221	5,666
HCP, Inc.	1,823	57,060
Healthcare Realty Trust, Inc.	473	15,188
Healthcare Trust of America, Inc.	779	22,272
Hersha Hospitality Trust	131	2,245
Highwoods Properties, Inc. (SBI)	392	18,338
Hospitality Properties Trust (SBI)	677	17,812
Host Hotels & Resorts, Inc.	2,843	53,733
Hudson Pacific Properties, Inc.	623	21,444
Independence Realty Trust, Inc.	358	3,863
Industrial Logistics Properties Trust	239	4,821
InfraReit, Inc.	170	3,565
Investors Real Estate Trust	40	2,396
Invitation Homes, Inc.	1,133	27,566
Iron Mountain, Inc.	1,094	38,793
iStar Financial, Inc.	222	1,869
JBG SMITH Properties	412	17,036
Jernigan Capital, Inc.	61	1,283
Kilroy Realty Corp.	391	29,700
Kimco Realty Corp.	1,634	30,229
Kite Realty Group Trust	281	4,493
Lamar Advertising Co. Class A	331	26,235
Lexington Corporate Properties Trust	894	8,100
Liberty Property Trust (SBI)	574	27,793
Life Storage, Inc.	176	17,120
LTC Properties, Inc.	147	6,733
Mack-Cali Realty Corp.	345	7,659
MedEquities Realty Trust, Inc.	119	1,324
Medical Properties Trust, Inc.	1,380	25,544
Mid-America Apartment Communities, Inc.	435	47,559
Monmouth Real Estate Investment Corp. Class A	343	4,521
National Health Investors, Inc.	160	12,568
National Retail Properties, Inc.	619	34,286
National Storage Affiliates Trust	204	5,816
New Senior Investment Group, Inc.	378	2,060
NexPoint Residential Trust, Inc.	72	2,760
NorthStar Realty Europe Corp.	174	3,021
Omega Healthcare Investors, Inc.	777	29,643
Outfront Media, Inc.	516	12,074
Paramount Group, Inc.	748	10,614
Park Hotels & Resorts, Inc.	754	23,434
Pebblebrook Hotel Trust (b)	474	14,722
Pennsylvania Real Estate Investment Trust (SBI) (b)	290	1,824
Physicians Realty Trust	671	12,622
Piedmont Office Realty Trust, Inc. Class A	478	9,966
Potlatch Corp.	246	9,296
Preferred Apartment Communities, Inc. Class A	142	2,104
Prologis, Inc.	2,406	173,112
PS Business Parks, Inc.	76	11,919
Public Storage	573	124,788
QTS Realty Trust, Inc. Class A	194	8,728
Ramco-Gershenson Properties Trust (SBI)	314	3,771
Rayonier, Inc.	515	16,233
Realty Income Corp.	1,122	82,534
Regency Centers Corp.	650	43,869
Retail Opportunity Investments Corp.	417	7,231
Retail Properties America, Inc.	789	9,618
Rexford Industrial Realty, Inc.	356	12,748
RLJ Lodging Trust	645	11,333
Ryman Hospitality Properties, Inc.	190	15,626
Sabra Health Care REIT, Inc.	700	13,629
Saul Centers, Inc.	42	2,158
SBA Communications Corp. Class A (a)	430	85,854
Senior Housing Properties Trust (SBI)	888	10,461
Seritage Growth Properties	107	4,755
Simon Property Group, Inc.	1,182	215,372
SL Green Realty Corp.	321	28,864
Spirit MTA REIT	134	870
Spirit Realty Capital, Inc.	317	12,594
Stag Industrial, Inc.	450	13,343
Store Capital Corp.	741	24,824
Summit Hotel Properties, Inc.	434	4,952
Sun Communities, Inc.	331	39,230
Sunstone Hotel Investors, Inc.	840	12,096
Tanger Factory Outlet Centers, Inc. (b)	349	7,322
Taubman Centers, Inc.	227	12,004
Terreno Realty Corp.	257	10,804
The GEO Group, Inc.	502	9,638
The Macerich Co.	417	18,077
TIER REIT, Inc.	197	5,646
UDR, Inc.	1,050	47,733
UMH Properties, Inc.	142	1,999
Uniti Group, Inc.	706	7,900
Universal Health Realty Income Trust (SBI)	47	3,558
Urban Edge Properties	509	9,671
Urstadt Biddle Properties, Inc. Class A	107	2,208
Ventas, Inc.	1,360	86,782
VEREIT, Inc.	3,635	30,425
VICI Properties, Inc.	1,381	30,216
Vornado Realty Trust	674	45,455
Washington Prime Group, Inc.	739	4,175
Washington REIT (SBI)	292	8,287
Weingarten Realty Investors (SBI)	498	14,626
Welltower, Inc.	1,430	110,968
Weyerhaeuser Co.	2,868	75,543
Whitestone REIT Class B	153	1,839
WP Carey, Inc.	611	47,860
Xenia Hotels & Resorts, Inc.	426	9,334
		4,232,072
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)	44	1,041
CBRE Group, Inc. (a)	1,221	60,378
Colony NorthStar Credit Real Estate, Inc.	340	5,324
eXp World Holdings, Inc. (a)	136	1,478
HFF, Inc.	144	6,876
Howard Hughes Corp. (a)	145	15,950
Jones Lang LaSalle, Inc.	175	26,982
Kennedy-Wilson Holdings, Inc.	531	11,358
Marcus & Millichap, Inc. (a)	82	3,340
Newmark Group, Inc.	541	4,512
RE/MAX Holdings, Inc.	66	2,544
Realogy Holdings Corp.	471	5,369
Redfin Corp. (a)	247	5,007
Retail Value, Inc.	68	2,120
Tejon Ranch Co. (a)	77	1,355
The St. Joe Co. (a)	225	3,710
		157,344

TOTAL REAL ESTATE		4,389,416

UTILITIES - 3.1%
Electric Utilities - 1.8%
Allete, Inc.	190	15,624
Alliant Energy Corp.	908	42,794
American Electric Power Co., Inc.	1,883	157,701
Duke Energy Corp.	2,718	244,620
Edison International	1,243	76,967
El Paso Electric Co.	155	9,117
Entergy Corp.	691	66,080
Evergy, Inc.	1,006	58,398
Eversource Energy	1,205	85,495
Exelon Corp.	3,682	184,579
FirstEnergy Corp.	1,852	77,062
Hawaiian Electric Industries, Inc.	443	18,061
IDACORP, Inc.	189	18,813
MGE Energy, Inc.	125	8,496
NextEra Energy, Inc.	1,823	352,422
OGE Energy Corp.	778	33,547
Otter Tail Corp.	146	7,274
Pinnacle West Capital Corp.	432	41,291
PNM Resources, Inc.	293	13,871
Portland General Electric Co.	335	17,366
PPL Corp.	2,743	87,063
Southern Co.	3,925	202,844
Spark Energy, Inc. Class A,	59	526
Vistra Energy Corp.	1,512	39,357
Xcel Energy, Inc.	1,955	109,891
		1,969,259
Gas Utilities - 0.2%
Atmos Energy Corp.	447	46,010
Chesapeake Utilities Corp.	57	5,199
National Fuel Gas Co.	323	19,690
New Jersey Resources Corp.	350	17,427
Northwest Natural Holding Co.	111	7,285
ONE Gas, Inc.	208	18,518
South Jersey Industries, Inc.	364	11,673
Southwest Gas Holdings, Inc.	201	16,534
Spire, Inc.	193	15,882
UGI Corp.	668	37,021
		195,239
Independent Power and Renewable Electricity Producers - 0.1%
Bloom Energy Corp. Class A	86	1,111
NRG Energy, Inc.	1,111	47,195
NRG Yield, Inc.:
Class A	224	3,257
Class C	206	3,113
Ormat Technologies, Inc.	183	10,092
Pattern Energy Group, Inc.	348	7,656
Terraform Power, Inc.	296	4,067
The AES Corp.	2,540	45,923
		122,414
Multi-Utilities - 0.9%
Ameren Corp.	934	68,696
Avangrid, Inc.	209	10,523
Avista Corp.	248	10,074
Black Hills Corp.	217	16,073
CenterPoint Energy, Inc.	1,911	58,668
CMS Energy Corp.	1,076	59,761
Consolidated Edison, Inc.	1,185	100,500
Dominion Resources, Inc.	2,914	223,387
DTE Energy Co.	692	86,320
MDU Resources Group, Inc.	788	20,354
NiSource, Inc.	1,401	40,153
NorthWestern Energy Corp.	208	14,645
Public Service Enterprise Group, Inc.	1,930	114,661
Sempra Energy	1,044	131,398
Unitil Corp.	62	3,359
WEC Energy Group, Inc.	1,201	94,975
		1,053,547
Water Utilities - 0.1%
American States Water Co.	136	9,697
American Water Works Co., Inc.	689	71,835
Aqua America, Inc.	695	25,326
AquaVenture Holdings Ltd. (a)	51	987
Cadiz, Inc. (a)	12	116
California Water Service Group	182	9,879
Connecticut Water Service, Inc.	41	2,815
Middlesex Water Co.	60	3,359
Select Energy Services, Inc. Class A (a)	231	2,777
SJW Corp.	83	5,124
		131,915

TOTAL UTILITIES		3,472,374

TOTAL COMMON STOCKS
(Cost $106,664,203)		108,535,900

Money Market Funds - 4.1%
Fidelity Cash Central Fund, 2.48% (e)	4,236,431	4,237,279
Fidelity Securities Lending Cash Central Fund 2.48% (e)(f)	345,969	346,003
TOTAL MONEY MARKET FUNDS
(Cost $4,583,282)		4,583,282
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $111,247,485)		113,119,182
NET OTHER ASSETS (LIABILITIES) - (2.4)%(g)		(2,693,951)
NET ASSETS - 100%		$110,425,231

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1	June 2019	$77,190	$1,024	$1,024
CME E-mini S&P 500 Index Contracts (United States)	9	June 2019	1,277,010	26,555	26,555
CME E-mini S&P MidCap 400 Index Contracts (United States)	1	June 2019	190,100	268	268
TOTAL FUTURES CONTRACTS					$27,847

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,788 or 0.0% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $65,461 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,374
Fidelity Securities Lending Cash Central Fund	674
Total	$18,048

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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